Document and Entity Information	6 Months Ended
	Jul. 28, 2012	Sep. 11, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Burlington Coat Factory Warehouse Corp
Entity Central Index Key	0000718916
Document Type	10-Q
Document Period End Date	Jul 28, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--02-02
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		1,000

Condensed Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Jul. 28, 2012	Jan. 28, 2012	Jul. 30, 2011
Current Assets:
Cash and Cash Equivalents	$ 31,670	$ 35,664	$ 31,808
Restricted Cash and Cash Equivalents	34,800	34,800	37,271
Accounts Receivable, Net of Allowances for Doubtful Accounts	31,389	40,119	28,018
Merchandise Inventories	636,848	682,260	665,204
Deferred Tax Assets	21,190	23,243	22,313
Prepaid and Other Current Assets	47,026	40,062	38,137
Prepaid Income Taxes	32,628	21,319	45,696
Assets Held for Sale		521	1,113
Total Current Assets	835,551	877,988	869,560
Property and Equipment - Net of Accumulated Depreciation	868,030	865,215	858,161
Tradenames	238,000	238,000	238,000
Favorable Leases - Net of Accumulated Amortization	238,000	359,903	374,937
Goodwill	47,064	47,064	47,064
Other Assets	109,685	112,973	95,549
Total Assets	2,443,885	2,501,143	2,483,271
Current Liabilities:
Accounts Payable	446,957	276,285	415,086
Other Current Liabilities	236,212	221,343	214,733
Current Maturities of Long Term Debt	3,122	7,659	3,272
Total Current Liabilities	686,291	505,287	633,091
Long Term Debt	1,421,169	1,605,464	1,528,411
Other Liabilities	214,479	224,352	210,547
Deferred Tax Liabilities	265,651	276,985	275,872
Commitments and Contingencies (Notes 3, 4, 12 and 13)
Stockholder's Deficit:
Common Stock (Par Value $0.01; 1,000 Shares Issued and Outstanding)
Capital in Excess of Par Value	476,633	474,569	468,412
Accumulated Deficit	(620,338)	(585,514)	(633,062)
Total Stockholder's Deficit	(143,705)	(110,945)	(164,650)
Total Liabilities and Stockholder's Deficit	$ 2,443,885	$ 2,501,143	$ 2,483,271

Condensed Consolidated Balance Sheets (Parenthetical) (Unaudited) (USD $)	Jul. 28, 2012	Jan. 28, 2012	Jul. 30, 2011
Condensed Consolidated Balance Sheets [Abstract]
Common Stock, Par Value	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares Issued	1,000	1,000	1,000
Common Stock, Shares Outstanding	1,000	1,000	1,000

Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jul. 28, 2012	Jul. 30, 2011	Jul. 28, 2012	Jul. 30, 2011
REVENUES:
Net Sales	$ 864,181	$ 793,349	$ 1,846,603	$ 1,722,431
Other Revenue	7,559	7,095	15,093	14,343
Total Revenue	871,740	800,444	1,861,696	1,736,774
COSTS AND EXPENSES:
Cost of Sales (Exclusive of Depreciation and Amortization)	543,549	507,053	1,163,434	1,084,356
Selling and Administrative Expenses	306,190	276,705	613,327	565,533
Restructuring and Separation Costs (Note 4)	328	5,190	1,806	5,190
Depreciation and Amortization	39,979	37,367	79,903	73,987
Impairment Charges - Long-Lived Assets	66	25	78	34
Other Income, Net	(2,113)	(2,311)	(4,415)	(5,120)
Loss on Extinguishment of Debt	3,413		3,413	37,764
Interest Expense (Inclusive of Gain (Loss) on Interest Rate Cap Agreements)	27,629	32,310	57,108	63,164
Total Costs and Expenses	919,041	856,339	1,914,654	1,824,908
Loss Before Income Tax Benefit	(47,301)	(55,895)	(52,958)	(88,134)
Income Tax Benefit	(16,044)	(23,132)	(17,761)	(34,314)
Net Loss	(31,257)	(32,763)	(35,197)	(53,820)
Total Comprehensive Loss	$ (31,257)	$ (32,763)	$ (35,197)	$ (53,820)

Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jul. 28, 2012	Jul. 30, 2011
OPERATING ACTIVITIES
Net Loss	$ (35,197)	$ (53,820)
Adjustments to Reconcile Net Loss to Net Cash Provided by Operating Activities:
Depreciation and Amortization	79,903	73,987
Impairment Charges - Long-Lived Assets	78	34
Amortization of Debt Issuance Costs	2,724	4,957
Accretion of Senior Notes	765	825
Interest Rate Cap Agreement - Adjustment to Market	(66)	1,862
Provision for Losses on Accounts Receivable	66	793
Provision for Deferred Income Taxes	(9,430)	5
Loss on Retirement of Fixed Assets	139	126
Loss on Extinguishment of Debt - Write-off of Deferred Financing Fees	3,413	16,435
Excess Tax Benefit from Stock Based Compensation	(232)	(230)
Non-Cash Stock Based Compensation Expense	1,403	900
Non-Cash Rent Expense	(4,770)	(2,536)
Changes in Assets and Liabilities:
Accounts Receivable	(2,349)	850
Merchandise Inventories	45,413	(20,976)
Prepaid and Other Current Assets	(18,274)	(31,958)
Accounts Payable	170,672	224,626
Other Current Liabilities and Income Tax Payable	7,879	4,110
Deferred Rent Incentives	17,706	24,126
Other Long Term Assets and Long Term Liabilities	(9,249)	(3,263)
Net Cash Provided by Operating Activities	250,594	240,853
INVESTING ACTIVITIES
Cash Paid for Property and Equipment	(62,006)	(68,169)
Proceeds Received from Sale of Property and Equipment	634	108
Increase in Restricted Cash and Cash Equivalents		(7,007)
Lease Acquisition Costs	(430)	(557)
Other		33
Net Cash Used in Investing Activities	(61,802)	(75,592)
FINANCING ACTIVITIES
Proceeds from Long Term Debt - ABL Line of Credit	180,800	396,700
Proceeds from Long Term Debt - Notes Payable		450,000
Proceeds from Long Term Debt - Term Loan	(116,913)	990,000
Principal Payments on Long Term Debt - ABL Line of Credit	(352,600)	(486,300)
Principal Payments on Long Term Debt - Senior Discount Notes		(99,309)
Principal Payments on Long Term Debt - Senior Notes		(302,056)
Principal Payments on Long Term Debt	(340)	(413)
Principal Payments on Long Term Debt - Term Loan	(135,749)	(790,050)
Payment of Dividends	(1,711)	(297,917)
Stock Option Exercise and Related Tax Benefits	661	758
Debt Issuance Costs	(760)	(25,080)
Net Cash Used in Financing Activities	(192,786)	(163,667)
(Decrease)/Increase in Cash and Cash Equivalents	(3,994)	1,594
Cash and Cash Equivalents at Beginning of Period	35,664	30,214
Cash and Cash Equivalents at End of Period	31,670	31,808
Supplemental Disclosure of Cash Flow Information
Interest Paid	54,236	45,283
Net Income Tax Payments	2,720	2,596
Non-Cash Investing Activities:
Accrued Purchases of Property and Equipment	$ 21,444	$ 11,907

Summary of Significant Accounting Policies	6 Months Ended
Jul. 28, 2012
Summary of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

1. Summary of Significant Accounting Policies

Basis of Presentation

These unaudited Condensed Consolidated Financial Statements include the accounts of Burlington Coat Factory Investments Holdings, Inc. and all of its subsidiaries (Company or Holdings). Holdings has no operations and its only asset is all of the stock of Burlington Coat Factory Warehouse Corporation. All discussions of operations in this report relate to Burlington Coat Factory Warehouse Corporation and its subsidiaries (BCFWC), which are reflected in the financial statements of Holdings. The Condensed Consolidated Financial Statements are unaudited, but in the opinion of management reflect all adjustments (which are of a normal and recurring nature) necessary for the fair presentation of the results of operations for the interim periods presented. Certain information and note disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) have been condensed or omitted. It is suggested that these Condensed Consolidated Financial Statements be read in conjunction with the financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the fiscal year ended January 28, 2012 (Fiscal 2011 10-K). The balance sheet at January 28, 2012 presented herein has been derived from the audited Consolidated Financial Statements contained in the Fiscal 2011 10-K. Because the Company’s business is seasonal in nature, the operating results for the three and six month periods ended July 28, 2012 are not necessarily indicative of results for the fiscal year ending February 2, 2013 (Fiscal 2012).

Accounting policies followed by the Company are described in Note 1 to the audited Consolidated Financial Statements contained in the Fiscal 2011 10-K.

In July 2012, the FASB issued Accounting Standards Update No. 2012-02, “Intangibles — Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment,” (ASU 2012-02). In accordance with ASU 2012-02, an entity has the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying value. If the entity determines that it is more likely than not that the fair value of the indefinite-lived intangible asset is less than the carrying value, the entity will be required to perform the quantitative impairment test. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. However, early adoption is permitted. The Company has elected not to early adopt in the current fiscal year and does not expect it to have a material impact on the Company’s financial position or results of operations.

There were no other new accounting standards that had a material impact on the Company’s Condensed Consolidated Financial Statements during the six-month period ended July 28, 2012 and there were no new accounting standards or pronouncements that were issued but not yet effective as of July 28, 2012 that the Company expects to have a material impact upon becoming effective.

Stockholder's Deficit	6 Months Ended
Jul. 28, 2012
Stockholder's Deficit [Abstract]
Stockholder's Deficit

2. Stockholder’s Deficit

Activity for the three and six month periods ended July 28, 2012 and July 30, 2011 in the Company’s common stock, capital in excess of par value, accumulated deficit, and total stockholder’s deficit are summarized below:

	(in thousands)
	Common Stock	Capital in Excess of Par Value	Accumulated Deficit	Total
Balance at January 28, 2012	$—	$474,569	$(585,514)	$(110,945)
Net Loss	—	—	(3,940)	(3,940)
Stock Options Exercised and Related Tax Benefits		394	—	394
Stock Based Compensation	—	791	—	791
Dividends (b)	—	—	373	373

Balance at April 28, 2012	—	475,754	(589,081)	(113,327)

Net Loss	—	—	(31,257)	(31,257)
Stock Options Exercised and Related Tax Benefits	—	267	—	267
Stock Based Compensation	—	612	—	612

Balance at July 28, 2012	$—	$476,633	$(620,338)	$(143,705)

Balance at January 29, 2011	$—	$466,754	$(279,242)	$187,512
Net Loss	—	—	(21,057)	(21,057)
Excess Tax Benefit from Stock Based Compensation		448	—	448
Stock Option Expense	—	705	—	705
Dividends (a)	—	—	(300,000)	(300,000)

Balance at April 30, 2011	—	467,907	(600,299)	(132,392)

Net Loss	—	—	(32,763)	(32,763)
Stock Options Exercised and Related Tax Benefits		310	—	310
Stock Based Compensation	—	195	—	195

Balance at July 30, 2011	$—	$468,412	$(633,062)	$(164,650)

(a)	Represents dividends payable to the stockholders of Burlington Coat Factory Holdings, Inc. (Parent) in conjunction with the Company’s February 2011 debt refinancing, of which $297.9 million was paid as of April 30, 2011 and $1.7 million was paid as of April 28, 2012. Less than $0.1 million was paid during the three months ended July 28, 2012.
(b)	As a result of certain forfeitures of Parent’s restricted stock prior to the payment date, $0.4 million of dividend payments were forfeited and reverted back to the Company.

Long Term Debt	6 Months Ended
Jul. 28, 2012
Long Term Debt [Abstract]
Long Term Debt

3. Long Term Debt

Long term debt consists of:

	(in thousands)
	July 28, 2012	January 28, 2012	July 30, 2011
$1,000,000 Senior Secured Term Loan Facility, LIBOR (with a floor of 1.5%) plus 4.8%, due in quarterly payments of $2,400 from August 3, 2013 to January 28, 2017, matures on February 23, 2017.	$932,431	$949,123	$978,265
$450,000 Senior Notes, 10%, due at maturity on February 15, 2019, semi-annual interest payments on August 15 and February 15, from August 15, 2012 to February 15, 2019.	450,000	450,000	450,000
$600,000 ABL Senior Secured Revolving Facility, LIBOR plus spread based on average outstanding balance, expires September 2, 2016.	18,200	190,000	79,000
Promissory Note, non-interest bearing, due in monthly payments of $17 through January 1, 2012.	—	—	100
Promissory Note, 4.4% due in monthly payments of $8 through December 23, 2011.	—	—	38
Capital Lease Obligations	23,660	24,000	24,280

Total debt	1,424,291	1,613,123	1,531,683
Less: current maturities	(3,122)	(7,659)	(3,272)

Long-term debt, net of current maturities	$1,421,169	$1,605,464	$1,528,411

$1 Billion Senior Secured Term Loan Facility (Term Loan Facility)

On May 16, 2012, the Company entered into Amendment No. 1 (the “Amendment”) to the Term Loan Credit Agreement, which, among other things, reduces the applicable margin on the interest rates applicable to the Company’s Term Loan Facility by 50 basis points. To accomplish this interest rate reduction, the Amendment provided for a replacement of the previously outstanding $950.5 principal amount of term B loans (the “Term B Loans”) with a like aggregate principal amount of term B-1 loans (the “Term B-1 Loans”). The Company offered existing term loan lenders the option to convert their Term B Loans into Term B-1 Loans on a non-cash basis. The $119.3 million of Term B Loans held by existing lenders electing not to convert their Term B Loans into Term B-1 Loans were prepaid in full on the effective date of the Amendment from the proceeds of new Term B-1 Loans. The Term B-1 Loans have the same maturity date that was applicable to the Term B Loans. The Term Loan Credit Agreement provisions relating to the representations and warranties, covenants and events of default applicable to the Company and the guarantors were not modified by the Amendment.

As a result of this transaction, mandatory quarterly payments of $2.4 million are payable as of the last day of each quarter beginning with the quarter ended July 28, 2012. The Company elected to make a prepayment of $9.5 million in May 2012, which offsets the mandatory quarterly payments through August 3, 2013.

In accordance with ASC Topic No. 470-50, “Debt Modifications and Extinguishments” (Topic 470), the Company recognized a non-cash loss on the extinguishment of debt of $3.4 million, which was recorded in the line item “Loss on the Extinguishment of Debt” in the Company’s Condensed Consolidated Statements of Operations and Comprehensive Loss during the three months ended July 28, 2012. In connection with the Amendment, the Company incurred fees of $3.1 million, primarily related to legal and placement fees, which were recorded in the line item “Selling and Administrative Expense” in the Company’s Condensed Consolidated Statements of Operations and Comprehensive Loss during the three months ended July 28, 2012.

The Term Loan Facility contains financial, affirmative and negative covenants and requires that BCFWC, exclusive of subsidiaries (referred to herein as “BCFW”), among other things, maintain on the last day of each fiscal quarter a consolidated leverage ratio not to exceed a maximum amount and maintain a consolidated interest coverage ratio of at least a certain amount. The consolidated leverage ratio compares our total debt to Adjusted EBITDA, as each term is defined in the Term Loan Credit Agreement, for the trailing twelve months, and such ratios may not exceed 6.75 to 1 through October 27, 2012; 6.25 to 1 through November 2, 2013; 5.50 to 1 through November 1, 2014; 5.00 to 1 through October 31, 2015; and 4.75 to 1 at January 30, 2016 and thereafter.

The consolidated interest coverage ratio compares our consolidated interest expense to Adjusted EBITDA, as each term is defined in the Term Loan Credit Agreement, for the trailing twelve months, and such ratios must exceed 1.75 to 1 through October 27, 2012; 1.85 to 1 through November 2, 2013; 2.00 to 1 through October 31, 2015; and 2.10 to 1 at January 30, 2016 and thereafter.

Adjusted EBITDA is a non-GAAP financial measure of our liquidity. Adjusted EBITDA, as defined in the Term Loan Credit Agreement, starts with consolidated net loss for the period and adds back (i) depreciation, amortization, impairments and other non-cash charges that were deducted in arriving at consolidated net loss, (ii) the benefit for taxes, (iii) interest expense, (iv) advisory fees, and (v) unusual, non-recurring or extraordinary expenses, losses or charges as reasonably approved by the administrative agent for such period.

The interest rates for the Term Loan Facility are based on: (i) for LIBO rate loans for any interest period, at a rate per annum equal to (a) the greater of (x) the LIBO rate, as determined by the Term Loan Administrative Agent, for such interest period multiplied by the Statutory Reserve Rate (as defined in the Term Loan Credit Agreement) and (y) 1.50% (the Term Loan Adjusted LIBO Rate), plus an applicable margin; and (ii) for prime rate loans, a rate per annum equal to the highest of (a) the variable annual rate of interest then announced by JPMorgan Chase Bank, N.A. at its head office as its “prime rate,” (b) the federal funds rate in effect on such date plus 0.50% per annum, and (c) the Term Loan Adjusted LIBO Rate for the applicable class of term loans for one-month plus 1.00%, plus, in each case, an applicable margin. The interest rate on the Term Loan Facility was 5.5% as of July 28, 2012.

ABL Line of Credit

On September 2, 2011, the Company completed an amendment and restatement of the credit agreement governing the Company’s $600 million ABL Line of Credit, which, among other things, extended the maturity date to September 2, 2016. The aggregate amount of commitments under the amended and restated credit agreement is $600 million and, subject to the satisfaction of certain conditions, the Company may increase the aggregate amount of commitments up to $900 million. Interest rates under the amended and restated credit agreement are based on LIBO rates as determined by the administrative agent plus an applicable margin of 1.75% to 2.25% based on daily availability, or various prime rate loan options plus an applicable margin of 0.75% to 1.25% based on daily availability. The fee on the average daily balance of unused loan commitments is 0.375%.

Prior to the September 2, 2011 ABL amendment and restatement, the ABL Line of Credit carried an interest rate of LIBOR plus a spread which was determined by the Company’s annual average borrowings outstanding. Commitment fees of 0.75% to 1.0%, based on the Company’s usage of the line of credit, were charged on the unused portion of the facility and were included in the line item “Interest Expense” on the Company’s Condensed Consolidated Statements of Operations and Comprehensive Loss.

At July 28, 2012, the Company had $390.9 million available under the ABL Line of Credit and $18.2 million of outstanding borrowings. The maximum borrowings under the facility during the three and six month periods ended July 28, 2012 amounted to $50.0 million and $213.7 million, respectively. Average borrowings during the three and six month periods ended July 28, 2012 amounted to $10.9 million and $46.9 million, respectively, at average interest rates of 2.3% and 2.1%, respectively. At January 28, 2012, $190.0 million was outstanding under this facility. At July 28, 2012 the Company’s borrowing rate related to the ABL Line of Credit was 4.0%.

At July 30, 2011, the Company had $272.3 million available under the ABL Line of Credit and $79.0 million of outstanding borrowings. The maximum borrowings under the facility during each of the three and six month periods ended July 30, 2011 amounted to $87.9 million and $184.9 million, respectively. Average borrowings during the three and six month periods ended July 30, 2011 amounted to $30.9 million and $51.5 million, respectively, at an average interest rate of 4.3% and 4.4%, respectively. At July 30, 2011 the Company’s borrowing rate related to the ABL Line of Credit was 3.8%.

Both the Term Loan and the ABL Line of Credit are fully, jointly, severally, unconditionally, and irrevocably guaranteed by all of the Company’s subsidiaries (with the exception of one immaterial non-guarantor subsidiary). The ABL Line of Credit is collateralized by a first lien on the Company’s inventory and receivables and a second lien on the Company’s real estate and property and equipment. The Term Loan is collateralized by a first lien on the Company’s real estate, favorable leases, and machinery and equipment and a second lien on the Company’s inventory and receivables.

As of July 28, 2012, the Company was in compliance with all of its debt covenants. The agreements regarding the ABL Line of Credit and the Term Loan Facility, as well as the indenture governing the Senior Notes, contain covenants that, among other things, limit the Company’s ability, and the ability of the Company’s restricted subsidiaries, to pay dividends on, redeem or repurchase capital stock; make investments; incur additional indebtedness or issue preferred stock; create liens; permit dividends or other restricted payments by the Company’s subsidiaries; sell all or substantially all of the Company’s assets or consolidate or merge with or into other companies; and engage in transactions with affiliates.

The Company had $27.5 million, $31.5 million and $33.1 million in deferred financing fees, net of accumulated amortization, as of July 28, 2012, January 28, 2012 and July 30, 2011, respectively, related to its debt instruments recorded in the line item “Other Assets” on the Company’s Condensed Consolidated Balance Sheets. Amortization of deferred financing fees amounted to $1.3 million and $2.4 million for the three month periods ended July 28, 2012 and July 30, 2011, respectively, and is included in the line item “Interest Expense” in the Company’s Condensed Consolidated Statements of Operations and Comprehensive Loss. During the three months ended July 28, 2012, the Company recorded $0.7 million of new deferred financing costs related to the amendment of the Term Loan Facility discussed above.

Amortization of deferred financing fees amounted to $2.7 million and $5.0 million for the six months ended July 28, 2012 and July 30, 2011, respectively. During the six months ended July 28, 2012, the Company recorded $0.7 million of new deferred financing costs and wrote off $2.0 million deferred financing costs and accumulated amortization related to the Amendment of the Term Loan Facility discussed above.

Restructuring and Separation	6 Months Ended
Jul. 28, 2012
Restructuring and Separation [Abstract]
Restructuring and Separation

4. Restructuring and Separation

The Company accounts for restructuring and separation costs in accordance with ASC Topic No. 420, “Exit or Disposal Cost Obligations” (Topic No. 420). In an effort to improve workflow efficiencies and realign certain responsibilities, the Company effected a reorganization of certain positions within its stores and corporate locations. Changes in the Company’s workforce during the three and six months ended July 28, 2012 resulted in a severance charge of $0.3 million and $1.8 million, respectively, which was recorded in the line item “Restructuring and Separation Costs” in the Company’s Condensed Consolidated Statement of Operations and Comprehensive Loss.

In comparison, severance charges for the three and six months ended July 30, 2011 were $5.2 million for both periods. Severance charges for the three and six months ended July 30, 2011 were also the result of the Company’s efforts to improve workflow efficiencies and realign certain responsibilities, which effected the reorganization of certain positions within its stores and corporate locations.

The table below summarizes the charges incurred related to the Company’s restructuring and separation costs, which are included in the line items “Other Current Liabilities” in the Company’s Condensed Consolidated Balance Sheet as of July 28, 2012 and July 30, 2011:

	(in thousands)
	January 28, 2012	Charges	Cash Payments	Other	July 28, 2012
Severance – Restructuring	$—	$728	$(728)	$—	$—
Severance – Separation Cost	979	1,078	(1,207)	—	850

Total	$979	$1,806	$(1,935)	$—	$850

	(in thousands)
	January 29, 2011	Charges	Cash Payments	Other	July 30, 2011
Severance – Restructuring	$6	$3,360	$(1,729)	$—	$1,637
Severance – Separation Cost	1,231	1,830	(1,745)	—	1,316

Total	$1,237	$5,190	$(3,474)	$—	$2,953

Fair Value Measurements	6 Months Ended
Jul. 28, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements

5. Fair Value Measurements

The Company accounts for fair value measurements in accordance with ASC Topic No. 820, “Fair Value Measurements and Disclosures,” (Topic No. 820) which defines fair value, establishes a framework for measurement and expands disclosure about fair value measurements. Topic No. 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price), and classifies the inputs used to measure fair value into the following hierarchy:

Level 1:	Quoted prices for identical assets or liabilities in active markets.

Level 2:	Quoted market prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3:	Pricing inputs that are unobservable for the assets and liabilities and include situations where there is little, if any, market activity for the assets and liabilities.

The inputs into the determination of fair value require significant management judgment or estimation.

Financial Assets

The Company’s financial assets as of July 28, 2012 included cash equivalents, interest rate cap agreements and a note receivable. The Company’s financial liabilities are discussed below. The carrying value of cash equivalents approximates fair value due to its short-term nature. The fair values of the interest rate cap agreements are determined using quotes that are based on models whose inputs are observable LIBOR forward interest rate curves. To comply with the provisions of Topic No. 820, the Company incorporates credit valuation adjustments to appropriately reflect both the Company’s non-performance risk and the respective counterparty’s non-performance risk in the fair value measurements. In adjusting the fair value of the Company’s interest rate cap agreements for the effect of non-performance risk, the Company has considered the impact of netting and any applicable credit enhancements, such as collateral postings, thresholds, mutual puts, and guarantees. As a result, the Company has determined that the inputs used to value this investment fall within Level 2 of the fair value hierarchy.

Although the Company has determined that the majority of the inputs used to value its interest rate cap agreements fall within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with the Company’s interest rate cap agreements utilize Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default. As of July 28, 2012, the Company recorded credit valuation adjustments of $0.1 million to the overall valuation of the Company’s interest rate cap agreements. The credit valuation adjustment is not considered significant to the valuation of each of the individual interest rate cap agreements and as a result, the Company has determined that its interest rate cap agreement valuations in their entirety are classified as Level 2 within the fair value hierarchy.

The fair value of the note receivable is based on a discounted cash flow analysis whose inputs are unobservable, and therefore it falls within Level 3 of the fair value hierarchy.

The fair values of the Company’s financial assets and the hierarchy of the level of inputs are summarized below:

	(in thousands)
	Fair Value Measurements at
	July 28, 2012	January 28, 2012	July 30, 2011
Assets:
Level 1
Cash equivalents (including restricted cash)	$34,946	$34,915	$37,359
Level 2
Interest rate cap agreements (a)	$180	$114	$1,417
Level 3
Note Receivable (b)	$758	$763	$1,099

(a)	Included in “Other Assets” within the Company’s Condensed Consolidated Balance Sheets (refer to Note 6 of the Company’s Condensed Consolidated Financial Statements, entitled “Derivative Instruments and Hedging Activities,” for further discussion regarding the Company’s interest rate cap agreements).
(b)

Included in “Prepaid and Other Current Assets” and “Other Assets” on the Company’s Consolidated Balance Sheets. The change in fair value of the Company’s Level 3 note receivable from January 28, 2012 to July 28, 2012 is related to unrealized losses. The change in fair value of the Company’s Level 3 note receivable from July 30, 2011 to July 28, 2012 is related to the Company receiving a partial payment in the amount of $0.5 million, which was partially offset by unrealized gains in the amount of $0.2 million.

Financial Liabilities

The fair value of the Company’s debt as of July 28, 2012, January 28, 2012 and July 30, 2011 is noted in the table below:

	(in thousands)
	July 28, 2012		January 28, 2012		July 30, 2011
	Carrying Amount (c)	Fair Value (c)	Carrying Amount (c)	Fair Value (c)	Carrying Amount (c)	Fair Value (c)
$1,000,000 Senior Secured Term Loan Facility, LIBOR (with a floor of 1.5%) plus 4.8% due in quarterly payments of $2,400 from August 3, 2013 to January 28, 2017, matures on February 23, 2017.	$932,431	$932,431	$949,123	$945,247	$978,265	$978,265
$450,000 Senior Notes, 10% due at maturity on February 15, 2019, semi-annual interest payments on August 15 and February 15, from August 15, 2012 to February 15, 2019.	450,000	475,875	450,000	432,000	450,000	452,250
$600,000 ABL Senior Secured Revolving Facility, LIBOR plus spread based on average outstanding balance, expires September 2, 2016. (a)	18,200	18,200	190,000	190,000	79,000	79,000
Other debt (b)	—	—	—	—	138	138

Total debt	$1,400,631	$1,426,506	$1,589,123	$1,567,247	$1,507,403	$1,509,653

(a)	The carrying value of the ABL Line of Credit approximates its fair value due to its short term nature (borrowings are typically done in increments of 30 days or less) and its variable interest rate.
(b)	Other debt includes the industrial revenue bonds and both promissory notes, as described in the Fiscal 2011 10-K.
(c)	Capital lease obligations are excluded from the table above.

As of July 28, 2012, the fair value of the Company’s debt, exclusive of capital leases, was $1,426.5 million compared to the carrying value of $1,400.6 million. The fair values presented herein are based on estimates using quoted market prices for the same or similar issues and other pertinent information available to management as of the respective period end dates. The estimated fair values of the Company’s debt are classified as Level 2 in the fair value hierarchy. Although management is not aware of any factors that could significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these Condensed Consolidated Financial Statements since July 28, 2012, and current estimates of fair value may differ from amounts presented herein.

Derivative Instruments and Hedging Activities	6 Months Ended
Jul. 28, 2012
Derivative Instruments and Hedging Activities [Abstract]
Derivative Instruments and Hedging Activities

6. Derivative Instruments and Hedging Activities

The Company accounts for derivatives and hedging activities in accordance with ASC Topic No. 815 “Derivatives and Hedging” (Topic No. 815). Topic No. 815 provides disclosure requirements to provide users of financial statements with an enhanced understanding of: (i) How and why an entity uses derivative instruments; (ii) How derivative instruments and related hedged items are accounted for under Topic No. 815 and its related interpretations; and (iii) How derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Company is exposed to certain risks relating to its ongoing business operations, including market risks relating to fluctuations in interest rates. The Company’s senior secured credit facilities contain floating rate obligations and are subject to interest rate fluctuations. The Company uses interest rate cap agreements, which are designated as economic hedges, to manage interest rate risk associated with the Company’s variable-rate borrowings and to minimize the negative impact of interest rate fluctuations on its earnings and cash flows, thus reducing the Company’s exposure to variability in expected future cash flows attributable to the changes in LIBOR rates.

Topic No. 815 requires recognition of all derivative instruments as either assets or liabilities at fair value in the statement of financial position. Interest rate cap agreements are recorded at affair value and adjusted to market on a quarterly basis. Gains or losses associated with the interest rate cap agreements are recorded in the line item “Interest Expense” on the Company’s Condensed Consolidated Statements of Operations and Comprehensive Loss and in the line item “Interest Rate Cap Contract – Adjustment to Market” on the Company’s Condensed Consolidated Statements of Cash Flows.

As of July 28, 2012, January 28, 2012 and July 30, 2011, the Company was party to two outstanding interest rate cap agreements to manage the interest rate risk associated with future interest payments on variable-rate debt.

(in thousands)
Fair Values of Derivative Instruments
	July 28, 2012		Asset Derivatives January 28, 2012		July 30, 2011
Derivatives Not Designated as Hedging Instruments Under Topic No. 815	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest Rate Cap Agreements	Other Assets	$180	Other Assets	$114	Other Assets	$1,417

Liability Derivatives
	July 28, 2012		January 28, 2012		July 30, 2011
Derivatives Not Designated as Hedging Instruments Under Topic No. 815	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest Rate Cap Agreements	Other Liabilities	$—	Other Liabilities	$—	Other Liabilities	$—

(Gain) or Loss on Derivative Instruments
Derivatives Not Designated as Hedging Instruments Under Topic No. 815	Location of (Gain) Loss Recognized in Income on Derivatives	Amount of (Gain) Loss Recognized in Income on Derivatives
		Six Months Ended		Three Months Ended
		July 28, 2012	July 30, 2011	July 28, 2012	July 30, 2011
Interest Rate Cap Agreements	Interest Expense	$(66)	$1,862	$66	$ 610

The Company has two interest rate cap agreements each of which has a notional principal amount of $450 million, a cap rate of 7.0% and terminates on May 31, 2015. The Company has not elected hedge accounting treatment for its interest rate cap agreements. The Company adjusts these interest rate cap agreements to fair value on a quarterly basis and as a result, gains or losses associated with these agreements are included in the line item “Interest Expense” on the Company’s Condensed Consolidated Statements of Operations and Comprehensive Loss and in the line item “Interest Rate Cap Contract – Adjustment to Market” on the Company’s Condensed Consolidated Statements of Cash Flows.

Income Taxes	6 Months Ended
Jul. 28, 2012
Income Taxes [Abstract]
Income Taxes

7. Income Taxes

	July 28, 2012	January 28, 2012	July 30, 2011
Current Deferred Tax Asset	$21,190	$23,243	$22,313
Non-Current Deferred Tax Liability	265,651	276,985	275,872

Net Deferred Tax Liability	$244,461	$253,742	$253,559

Current deferred tax assets consisted primarily of certain operating costs and inventory related costs not currently deductible for tax purposes. Non-current deferred tax liabilities primarily related to rent expense, intangible assets, and depreciation expense where the Company has a future obligation for tax purposes.

In accordance with ASC Topic No. 270, Interim Reporting (Topic No. 270) and ASC Topic No. 740, Income Taxes (Topic No. 740), at the end of each interim period the Company is required to determine the best estimate of its annual effective tax rate and then apply that rate in providing for income taxes on a current year-to-date (interim period) basis. As of July 28, 2012, the Company’s best estimate of its annual effective income tax rate was 38.2%, (before discrete items).

As of July 28, 2012, January 28, 2012 and July 30, 2011, valuation allowances amounted to $6.1 million, $6.1 million and $5.8 million, respectively, primarily related to state tax net operating losses. The Company believes that it is more likely than not that a portion of the benefit of the state tax net operating losses will not be realized. The state net operating losses have been generated in a number of taxing jurisdictions and are subject to various expiration periods ranging from five to twenty years beginning with Fiscal 2012. Within the next twelve months, the Company expects its unrecognized tax benefits to be reduced by $7.5 - $9.0 million (including penalties and interest) upon the closing of ongoing state audits related to filing positions taken by the Company.

In addition, management also determined that a full valuation allowance of $1.2 million was required against the tax benefit associated with Puerto Rico alternative minimum tax credits as of July 28, 2012 and January 28, 2012, respectively.

Stock Option and Award Plans and Stock-Based Compensation	6 Months Ended
Jul. 28, 2012
Stock Option and Award Plans and Stock-Based Compensation [Abstract]
Stock Option and Award Plans and Stock-Based Compensation

8. Stock Option and Award Plans and Stock-Based Compensation

On April 13, 2006, Parent’s Board of Directors adopted the 2006 Management Incentive Plan (the Plan). The Plan provides for the granting of service-based and performance-based stock options, restricted stock and other forms of awards to key employees and directors of the Company or its affiliates. Grants made pursuant to the Plan are comprised of units of Parent’s common stock. Each “unit” consists of nine shares of Parent’s Class A common stock and one share of Parent’s Class L common stock. The shares comprising a unit are in the same proportion as the shares of Class A and Class L common stock held by all stockholders of the Parent. Options granted pursuant to the Plan are exercisable only for whole units and cannot be separately exercised for the individual classes of Parent’s common stock. As of July 28, 2012, there were 730,478 units reserved under the Plan consisting of 6,574,302 shares of Parent’s Class A common stock and 730,478 shares of Parent’s Class L common stock.

Non-cash stock compensation expense for the three and six months ended July 28, 2012 amounted to $0.6 million and $1.4 million, respectively. In comparison, non-cash stock compensation expense for the three and six months end July 30, 2011 amounted to $0.2 million and $0.9 million, respectively. The table below summarizes the types of stock compensation:

	(in thousands)
	Three Months Ended		Six Months Ended
	July 28, 2012	July 30, 2011	July 28, 2012	July 30, 2011
Type of Non-Cash Stock Compensation
Stock Option Compensation	$550	$82	$917	$545
Restricted Stock Compensation	62	113	486	355

Total	$612	$195	$1,403	$900

Stock Options

Options granted during the six month periods ended July 28, 2012 and July 30, 2011 were all service-based awards and were granted at exercise prices of (i) $50 per unit and $120 per unit prior to May 17, 2012, and (ii) $65 per unit and $120 per unit from and after May 17, 2012.

In April 2011, the Parent’s Board of Directors, in order to reflect the dividends paid in connection with the debt refinancing, approved a reduction of the exercise prices of each then outstanding option from $90 per unit and $180 per unit, respectively, to $30.60 and $120.60 per unit, respectively, without affecting the existing vesting schedules thereof. Upon application of modification accounting, which contemplates fair value of awards both before and after the debt refinancing and related dividends, the stock compensation cost did not change as a result of this modification.

All of the service-based awards granted during the six month period ended July 28, 2012 and July 30, 2011 vest 40% on the second anniversary of the award with the remaining amount vesting ratably over the subsequent three years. The final exercise date for any option granted is the tenth anniversary of the grant date.

All options awarded pursuant to the Plan become exercisable upon a change of control. Unless determined otherwise by the plan administrator and except as otherwise set forth in the option holders’ stock agreement, upon cessation of employment, (1) options that have not vested will terminate immediately; (2) units previously issued upon the exercise of vested options will be callable at the Company’s option; and (3) unexercised vested options will be exercisable for a period of 60 days.

As of July 28, 2012, the Company had 477,338 options outstanding to purchase units, all of which are service-based awards. The Company accounts for awards issued under the Plan in accordance with ASC Topic No. 718, “Stock Compensation.” For the three and six months ended July 28, 2012, the Company recognized non-cash stock option compensation expense of $0.6 million ($0.4 million after tax) and $0.9 million ($0.6 million after tax), respectively, net of less than a $0.1 million and a $0.2 million forfeiture adjustment. These forfeiture adjustments were the result of actual forfeitures being higher than initially estimated. For the three and six months ended July 30, 2011, the Company recognized non-cash stock option compensation expense of $0.1 million (less than $0.1 million after tax) and $0.5 million ($0.2 million after tax), respectively, net of a respective $0.5 million and $0.7 million forfeiture adjustment that was recorded as a result of actual forfeitures being higher than initially estimated.

As of July 28, 2012 there was approximately $4.8 million of unearned non-cash stock-based option compensation that the Company expected to recognize as expense over the next 4.9 years. The service-based awards are expensed on a straight-line basis over the requisite service period of five years. As of July 28, 2012, 41.5% percent of outstanding options to purchase units had vested.

Stock option transactions during the six month period ended July 28, 2012 are summarized as follows:

	Number of Units	Weighted Average Exercise Price Per Unit
Options Outstanding January 28, 2012	472,673	$69.86
Options Granted	39,000	83.08
Options Forfeited	(20,101)	(74.44)
Options Exercised	(14,234)	(30.60)

Options Outstanding July 28, 2012	477,338	$72.72

Non-vested stock option unit transactions during the six months ended July 28, 2012 are summarized below:

	Number of Units	Weighted Average Grant Date Fair Value Per Unit
Non-Vested Options Outstanding, January 28, 2012	290,464	$34.12
Granted	39,000	46.56
Vested	(37,391)	(36.63)
Forfeited	(12,668)	(40.48)

Non-Vested Options Outstanding, July 28, 2012	279,405	$38.00

The following table summarizes information about the exercise price and weighted average remaining contractual life of options to purchase units that were outstanding under the Plan as well as options that were exercisable under the Plan as of July 28, 2012:

	Options Outstanding		Options Exercisable
Exercise Prices	Number Outstanding At July 28, 2012	Weighted Average Remaining Contractual Life (Years)	Number Exercisable At July 28, 2012	Weighted Average Remaining Contractual Life (Years)
$30.60	217,594	6.6	109,223	6.0
$50.00	55,667	9.1	—	—
$65.00	25,333	9.9	—	—
$120.00	40,500	9.3	—	—
$120.60	124,244	5.5	74,710	4.3
$270.00	14,000	0.6	14,000	0.6

	477,338		197,933

The following table summarizes information about the exercise prices and weighted average remaining contractual life of vested options and options expected to vest during the contractual term:

Exercise Prices	Options	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
Vested and Expected to Vest as of July 28, 2012
$30.60	180,015	6.5	$30.60
$50.00	44,533	9.1	$50.00
$65.00	22,293	9.9	$65.00
$120.00	32,400	9.3	$120.00
$120.60	108,134	5.3	$120.60
$270.00	14,000	0.6	$270.00

	401,375

The fair value of each option granted is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions used for grants under the Plan during the six months ended July 28, 2012 and July 30, 2011:

	Six Months Ended
	July 28, 2012	July 30, 2011
Risk-Free Interest Rate	1.0 – 1.3%	2.4 – 3.8%
Expected Volatility	35.0%	30.5%
Expected Life (years)	6.6	6.4 – 10.0
Contractual Life (years)	10	10
Expected Dividend Yield	0.0%	0.0%
Weighted Average Grant Date Fair Value of Options Issued at an exercise price of:
$30.60	$—	$20.57
$50.00	$27.14	$14.35
$65.00	$54.51	$—
$120.00	$30.49	$10.19
$120.60	$—	$12.64

The weighted average grant date fair value of options granted has varied from period to period due to changes in the Company’s business enterprise value resulting from changes in the Company’s business forecast, market conditions and the refinancing of the Company’s debt and related dividend payments (as further described in Note 3 to the Condensed Consolidated Financial Statements entitled “Long Term Debt”).

Restricted Stock Awards

Under the Plan, the Company also has the ability to grant restricted stock awards. Restricted stock awards typically vest 50% on the second anniversary of the grant and 50% on the third anniversary of the grant. Following a change of control, as defined by the Plan, all unvested units shall accelerate and vest as of the date of such change of control.

During the three and six month periods ended July 28, 2012, the Company recorded $0.1 million and $0.5 million, respectively, of non-cash restricted stock compensation expense. There were no forfeitures of restricted stock during either the three or six month periods ended July 28, 2012. During the three and six months ended July 30, 2011, the Company recorded $0.1 million and $0.4 million, respectively, of non-cash restricted stock compensation expense, inclusive of forfeitures of $0.1 million for both periods. As of July 28, 2012, there was approximately $0.2 million of unearned non-cash stock-based compensation that the Company expects to recognize as expense over the next 2.8 years. Awards of restricted stock are expensed on a straight-line basis over the requisite service period of three years. At July 28, 2012, 91,460 of the outstanding awards of restricted stock were vested.

Restricted stock transactions for the six months ended July 28, 2012 are summarized below:

Number of Awards
Restricted Stock Awards Outstanding January 28, 2012	91,571
Restricted Stock Awards Granted	5,000
Restricted Stock Awards Forfeited	—
Restricted Stock Awards Retired	(111)

Restricted Stock Awards Outstanding July 28, 2012	96,460

Non-vested restricted stock transactions during the six months ended July 28, 2012 are summarized below:

	Number of Awards	Weighted Average Grant Date Fair Value Per Awards
Non-Vested Restricted Stock Awards Outstanding, January 28, 2012	28,122	$45.96
Restricted Stock Awards Granted	5,000	61.12
Restricted Stock Awards Vested	(28,122)	(45.96)

Non-Vested Restricted Stock Awards Outstanding, July 28, 2012	5,000	$61.12

Other Current Liabilities	6 Months Ended
Jul. 28, 2012
Other Current Liabilities [Abstract]
Other Current Liabilities

9. Other Current Liabilities

Other current liabilities primarily consist of sales tax payable, customer liabilities, accrued payroll costs, self-insurance reserves, accrued operating expenses, payroll taxes payable, current portion of straight line rent liability and other miscellaneous items. Customer liabilities totaled $28.3 million, $29.7 million and $29.3 million as of July 28, 2012, January 28, 2012 and July 30, 2011, respectively.

The Company has risk participation agreements with insurance carriers with respect to workers’ compensation, general liability insurance and health insurance. Pursuant to these arrangements, the Company is responsible for paying individual claims up to designated dollar limits. The amounts included in costs related to these claims are estimated and can vary based on changes in assumptions or claims experience included in the associated insurance programs. An increase in worker’s compensation or health insurance claims by employees or general liability claims may result in a corresponding increase in costs related to these claims. Self-insurance reserves were $47.0 million, $49.6 million and $50.3 million, as of July 28, 2012, January 28, 2012 and July 30, 2011, respectively. At July 28, 2012, January 28, 2012 and July 30, 2011, the portion of self-insurance reserve expected to be paid in the next twelve months of $18.5 million, $19.1 million and $19.1 million, respectively, were recorded in the line item “Other Current Liabilities” in the Company’s Condensed Consolidated Balance Sheets. The remaining respective balances of $28.5 million, $30.5 million and $31.2 million were recorded in the line item “Other Liabilities” in the Company’s Condensed Consolidated Balance Sheets.

Commitments and Contingencies	6 Months Ended
Jul. 28, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies

10. Commitments and Contingencies

Legal

The Company establishes reserves relating to legal claims, in connection with litigation to which the Company is party from time to time in the ordinary course of business. The aggregate amounts of such reserves were $2.9 million, $6.1 million and $7.1 million as of July 28, 2012, January 28, 2012 and July 30, 2011, respectively. The Company believes that potential liabilities in excess of those recorded will not have a material effect on the Company’s Consolidated Financial Statements. However, there can be no assurances to this effect.

There have been no significant changes in the Company’s commitments and contingencies from those disclosed in the Fiscal 2011 10-K, except as noted below:

Lease Agreements

The Company enters into lease agreements during the ordinary course of business in order to secure favorable store locations. As of July 28, 2012, the Company was committed to 22 new lease agreements (inclusive of four relocations) for locations at which stores are expected to be opened during the remainder of Fiscal 2012. Inclusive of these new leases, the Company’s minimum lease payments for all operating leases are expected to be $120.3 million, $223.5 million, $202.0 million, $177.1 million, and $748.0 million for the remainder of the fiscal year ended February 2, 2013, and the fiscal years ended February 1, 2014, January 31, 2015, January 30, 2016 and January 28, 2017 and all subsequent years thereafter, respectively.

Letters of Credit

The Company had letters of credit arrangements with various banks in the aggregate amount of $44.5 million and $52.4 million as of July 28, 2012 and July 30, 2011, respectively. Based on the terms of the credit agreement related to the ABL Line of Credit, the Company had the ability to enter into letters of credit up to $390.9 million and $272.3 million as of July 28, 2012 and July 30, 2011, respectively. Among these arrangements as of July 28, 2012 and July 30, 2011, the Company had letters of credit in the amount of $26.8 million and $32.1 million, respectively, guaranteeing performance under various insurance contracts and utility agreements. In addition, the Company had outstanding letters of credit agreements in the amount of $17.7 million and $20.3 million at July 28, 2012 and July 30, 2011, respectively, related to certain merchandising agreements.

The Company had irrevocable letters of credit in the amount of $35.3 million as of January 28, 2012. Based on the terms of the credit agreement relating to the ABL Line of Credit, the Company had the ability to enter into letters of credit up to $242.6 million as of January 28, 2012. Letters of credit outstanding at January 28, 2012 amounted to $27.7 million, guaranteeing performance under various lease agreements, insurance contracts and utility agreements. The Company also had letters of credit in the amount of $7.6 million at January 28, 2012 related to certain merchandising agreements.

Condensed Guarantor Data	6 Months Ended
Jul. 28, 2012
Condensed Guarantor Data [Abstract]
Condensed Guarantor Data

11. Condensed Guarantor Data

The following condensed consolidating financial statements present the financial position, results of operations and cash flows of Holdings, BCFW and the guarantor subsidiaries. The Company has one immaterial non-guarantor subsidiary that is not wholly-owned and is considered to be “minor” as that term is defined in Rule 3-10 of Regulation S-X promulgated by the Securities and Exchange Commission.

Neither the Company nor any of its subsidiaries may declare or pay cash dividends or make other distributions of property to any affiliate unless such dividends are used for certain specified purposes including, among others, to pay general corporate and overhead expenses incurred by Holdings in the ordinary course of business, or the amount of any indemnification claims made by any director or officer of Holdings or the Company, or to pay taxes that are due and payable by Holdings or any of its direct or indirect subsidiaries.

Burlington Coat Factory Investments Holdings, Inc. and Subsidiaries

Condensed Consolidating Balance Sheets

(All amounts in thousands)

	As of July 28, 2012
	Holdings	BCFW	Guarantors	Eliminations	Consolidated
ASSETS
Current Assets:
Cash and Cash Equivalents	$—	$4,811	$26,859	$—	$31,670
Restricted Cash and Cash Equivalents	—	34,800	—	—	34,800
Accounts Receivable	—	23,931	7,458	—	31,389
Merchandise Inventories	—	—	636,848	—	636,848
Deferred Tax Asset	—	11,761	9,429	—	21,190
Prepaid and Other Current Assets	—	17,802	29,224	—	47,026
Prepaid Income Tax	—	30,548	2,080	—	32,628
Intercompany Receivable	—	—	625,998	(625,998)	—

Total Current Assets	—	123,653	1,337,896	(625,998)	835,551
Property and Equipment - Net of Accumulated Depreciation	—	77,119	790,911	—	868,030
Tradenames	—	238,000	—	—	238,000
Favorable Leases - Net of Accumulation Amortization	—	—	345,555	—	345,555
Goodwill	—	47,064		—	47,064
Investment in subsidiaries	—	2,073,574	—	(2,073,574)	—
Other Assets	—	27,922	81,763	—	109,685

Total Assets	$—	2,587,332	2,556,125	(2,699,572)	2,443,885

LIABILITIES AND STOCKHOLDER’S EQUITY
Current Liabilities:
Accounts Payable	$—	446,957	—	—	446,957
Other Current Liabilities	—	126,061	110,151	—	236,212
Intercompany Payable	—	625,998	—	(625,998)	—
Current Maturities of Long Term Debt	—	2,376	746	—	3,122

Total Current Liabilities	—	1,201,392	110,897	(625,998)	686,291
Long Term Debt	—	1,398,255	22,914	—	1,421,169
Other Liabilities	—	46,942	167,537	—	214,479
Deferred Tax Liability	—	84,448	181,203	—	265,651
Investment in Subsidiaries	143,705	—	—	(143,705)	—
Stockholder’s (Deficit) Equity:
Common Stock	—	—	—	—	—
Capital in Excess of Par Value	476,633	476,633	1,063,182	(1,539,815)	476,633
(Accumulated Deficit) Retained Earnings	(620,338)	(620,338)	1,010,392	(390,054)	(620,338)

Total Stockholder’s (Deficit) Equity	(143,705)	(143,705)	2,073,574	(1,929,869)	(143,705)

Total Liabilities and Stockholder’s (Deficit) Equity	$—	2,587,332	2,556,125	(2,699,572)	2,443,885

Burlington Coat Factory Investments Holdings, Inc. and Subsidiaries

Consolidated Balance Sheets

(All amounts in thousands)

	As of January 28, 2012
	Holdings	BCFW	Guarantors	Eliminations	Consolidated
ASSETS
Current Assets:
Cash and Cash Equivalents	$—	$11,522	$24,142	$—	$35,664
Restricted Cash and Cash Equivalents	—	34,800	—	—	34,800
Accounts Receivable	—	21,037	19,082	—	40,119
Merchandise Inventories	—	—	682,260	—	682,260
Deferred Tax Assets	—	10,008	13,235	—	23,243
Prepaid and Other Current Assets	—	13,628	26,434	—	40,062
Prepaid Income Taxes	—	18,964	2,355	—	21,319
Intercompany Receivable	—	—	471,255	(471,255)	—
Assets Held for Disposal	—	—	521	—	521

Total Current Assets	—	109,959	1,239,284	(471,255)	877,988
Property and Equipment—Net of Accumulated Depreciation	—	80,220	784,995	—	865,215
Tradenames	—	238,000	—	—	238,000
Favorable Leases—Net of Accumulated Amortization	—	—	359,903	—	359,903
Goodwill	—	47,064	—	—	47,064
Investment in Subsidiaries	—	1,995,796	—	(1,995,796)	—
Other Assets	—	31,696	81,277	—	112,973

Total Assets	$—	$2,502,735	$2,465,459	$(2,467,051)	$2,501,143

LIABILITIES AND STOCKHOLDER’S EQUITY
Current Liabilities:
Accounts Payable	$—	$276,285	$—	$—	$276,285
Other Current Liabilities	—	134,874	86,469	—	221,343
Intercompany Payable	—	471,255	—	(471,255)	—
Current Maturities of Long Term Debt	—	6,953	706	—	7,659

Total Current Liabilities	—	889,367	87,175	(471,255)	505,287
Long Term Debt	—	1,582,169	23,295	—	1,605,464
Other Liabilities	—	56,909	167,443	—	224,352
Deferred Tax Liability	—	85,235	191,750	—	276,985
Investment in Subsidiaries	110,945	—	—	(110,945)	—
Commitments and Contingencies	—	—	—	—	—
Stockholder’s (Deficit) Equity:
Common Stock	—	—	—	—	—
Capital in Excess of Par Value	474,569	474,569	1,063,180	(1,537,749)	474,569
(Accumulated Deficit) Retained Earnings	(585,514)	(585,514)	932,616	(347,102)	(585,514)

Total Stockholder’s (Deficit) Equity	(110,945)	(110,945)	1,995,796	(1,884,851)	(110,945)

Total Liabilities and Stockholder’s Equity (Deficit)	$—	$2,502,735	$2,465,459	$(2,467,051)	$2,501,143

Burlington Coat Factory Investments Holdings, Inc. and Subsidiaries

Condensed Consolidating Balance Sheets

(All amounts in thousands)

	As of July 30, 2011
	Holdings	BCFW	Guarantors	Eliminations	Consolidated
ASSETS
Current Assets:
Cash and Cash Equivalents	$—	$4,476	$27,332	$—	$31,808
Restricted Cash and Cash Equivalents	—	34,800	2,471	—	37,271
Accounts Receivable	—	18,757	9,261	—	28,018
Merchandise Inventories	—	—	665,204	—	665,204
Deferred Tax Asset	—	7,903	14,410	—	22,313
Prepaid and Other Current Assets	—	15,774	22,363	—	38,137
Prepaid Income Tax	—	42,782	2,914	—	45,696
Intercompany Receivable	—	—	361,125	(361,125)	—
Assets Held for Sale	—	—	1,113	—	1,113

Total Current Assets	—	124,492	1,106,193	(361,125)	869,560
Property and Equipment - Net of Accumulated Depreciation	—	78,781	779,380	—	858,161
Tradenames	—	238,000	—	—	238,000
Favorable Leases - Net of Accumulation Amortization	—	—	374,937	—	374,937
Goodwill	—	47,064	—	—	47,064
Investment in subsidiaries	—	1,845,607	—	(1,845,607)	—
Other Assets	—	38,609	56,940	—	95,549

Total Assets	$—	$2,372,553	$2,317,450	$(2,206,732)	$2,483,271

LIABILITIES AND STOCKHOLDER’S EQUITY
Current Liabilities:
Accounts Payable	$—	$415,086	$—	$—	$415,086
Other Current Liabilities	—	115,248	99,485	—	214,733
Intercompany Payable	—	361,125	—	(361,125)	—
Current Maturities of Long Term Debt	—	2,500	772	—	3,272

Total Current Liabilities	—	893,959	100,257	(361,125)	633,091
Long Term Debt	—	1,504,765	23,646	—	1,528,411
Other Liabilities	—	50,087	160,460	—	210,547
Deferred Tax Liability	—	88,392	187,480	—	275,872
Investment in Subsidiaries	164,650	—	—	(164,650)	—
Stockholder’s (Deficit) Equity:
Common Stock	—	—	—	—	—
Capital in Excess of Par Value	468,412	468,412	1,063,182	(1,531,594)	468,412
(Accumulated Deficit) Retained Earnings	(633,062)	(633,062)	782,425	(149,363)	(633,062)

Total Stockholder’s (Deficit) Equity	(164,650)	(164,650)	1,845,607	(1,680,957)	(164,650)

Total Liabilities and Stockholder’s (Deficit) Equity	$—	$2,372,553	$2,317,450	$(2,206,732)	$2,483,271

Burlington Coat Factory Investments Holdings, Inc. and Subsidiaries

Condensed Consolidating Statement of Operations

(All amounts in thousands)

	For the Six Months Ended July 28, 2012
	Holdings	BCFW	Guarantors	Eliminations	Consolidated
REVENUES:
Net Sales	$—	$—	$1,846,603	$—	$1,846,603
Other Revenue	—	78	15,015	—	15,093

Total Revenue	—	78	1,861,618	—	1,861,696
COSTS AND EXPENSES:
Cost of Sales	—	—	1,163,434	—	1,163,434
Selling and Administrative Expenses	—	98,040	515,287	—	613,327
Restructuring and Separation Costs	—	1,370	436	—	1,806
Depreciation and Amortization	—	13,236	66,667	—	79,903
Impairment Charges – Long-Lived Assets	—	—	78	—	78
Other Income, Net	—	(2,080)	(2,335)	—	(4,415)
Loss on Extinguishment of Debt		3,413	—	—	3,413
Interest Expense	—	56,081	1,027	—	57,108
Loss (Earnings) from Equity Investment	35,197	(77,777)	—	42,580	—

Total Costs and Expenses	35,197	92,283	1,744,594	42,580	1,914,654
(Loss) Income Before (Benefit) Provision for Income Taxes	(35,197)	(92,205)	117,024	(42,580)	(52,958)
(Benefit) Provision for Income Taxes	—	(57,008)	39,247	—	(17,761)

Net (Loss) Income	$(35,197)	$(35,197)	$77,777	$(42,580)	$(35,197)

Burlington Coat Factory Investments Holdings, Inc. and Subsidiaries

Condensed Consolidating Statement of Operations

(All amounts in thousands)

	For the Three Months Ended July 28, 2012
	Holdings	BCFW	Guarantors	Eliminations	Consolidated
REVENUES:
Net Sales	$—	$—	$864,181	$—	$864,181
Other Revenue	—	47	7,512	—	7,559

Total Revenue	—	47	871,693	—	871,740
COSTS AND EXPENSES:
Cost of Sales	—	—	543,549	—	543,549
Selling and Administrative Expenses	—	50,528	255,662	—	306,190
Restructuring and Separation Costs	—	106	222	—	328
Depreciation and Amortization	—	6,835	33,144	—	39,979
Impairment Charges – Long-Lived Assets	—	—	66	—	66
Other Income, Net	—	(816)	(1,297)	—	(2,113)
Loss on Extinguishment of Debt		3,413	—	—	3,413
Interest Expense	—	27,124	505	—	27,629
Loss (Earnings) from Equity Investment	31,257	(24,021)	—	(7,236)	—

Total Costs and Expenses	31,257	63,169	831,851	(7,236)	919,041
(Loss) Income Before (Benefit) Provision for Income Taxes	(31,257)	(63,122)	39,842	7,236	(47,301)
(Benefit) Provision for Income Taxes	—	(31,865)	15,821	—	(16,044)

Net (Loss) Income	$(31,257)	$(31,257)	$24,021	$7,236	$(31,257)

Burlington Coat Factory Investments Holdings, Inc. and Subsidiaries

Condensed Consolidating Statement of Operations

(All amounts in thousands)

	For the Six Months Ended July 30, 2011
	Holdings	BCFW	Guarantors	Eliminations	Consolidated
REVENUES:
Net Sales	$—	$—	$1,722,431	$—	$1,722,431
Other Revenue	—	179	14,164	—	14,343

Total Revenue	—	179	1,736,595	—	1,736,774
COSTS AND EXPENSES:
Cost of Sales	—	—	1,084,356	—	1,084,356
Selling and Administrative Expenses	—	82,675	482,858	—	565,533
Restructuring and Separation Costs	—	3,920	1,270	—	5,190
Depreciation and Amortization	—	10,588	63,399	—	73,987
Impairment Charges – Long-Lived Assets	—	—	34	—	34
Other Income, Net	—	(3,016)	(2,104)	—	(5,120)
Loss on Extinguishment of Debt		36,042	1,722	—	37,764
Interest Expense	—	61,059	2,105	—	63,164
Loss (Earnings) from Equity Investment	53,820	(62,871)	—	9,051	—

Total Costs and Expenses	53,820	128,397	1,633,640	9,051	1,824,908
(Loss) Income Before (Benefit) Provision for Income Taxes	(53,820)	(128,218)	102,955	(9,051)	(88,134)
(Benefit) Provision for Income Taxes	—	(74,398)	40,084	—	(34,314)

Net (Loss) Income	$(53,820)	$(53,820)	$62,871	$(9,051)	$(53,820)

Burlington Coat Factory Investments Holdings, Inc. and Subsidiaries

Condensed Consolidating Statement of Operations

(All amounts in thousands)

	For the Three Months Ended July 30, 2011
	Holdings	BCFW	Guarantors	Eliminations	Consolidated
REVENUES:
Net Sales	$—	$—	$793,349	$—	$793,349
Other Revenue	—	95	7,000	—	7,095

Total Revenue	—	95	800,349	—	800,444
COSTS AND EXPENSES:
Cost of Sales	—	—	507,053	—	507,053
Selling and Administrative Expenses	—	43,523	233,182	—	276,705
Restructuring and Separation Costs	—	3,920	1,270	—	5,190
Depreciation and Amortization	—	5,709	31,658	—	37,367
Impairment Charges – Long-Lived Assets	—	—	25	—	25
Other Income, Net	—	(1,273)	(1,038)	—	(2,311)
Interest Expense	—	31,791	519	—	32,310
Loss (Earnings) from Equity Investment	32,763	(13,704)	—	(19,059)	—

Total Costs and Expenses	32,763	69,966	772,669	(19,059)	856,339
(Loss) Income Before (Benefit) Provision for Income Taxes	(32,763)	(69,871)	27,680	19,059	(55,895)
(Benefit) Provision for Income Taxes	—	(37,108)	13,976	—	(23,132)

Net (Loss) Income	$(32,763)	$(32,763)	$13,704	$19,059	$(32,763)

Burlington Coat Factory Investments Holdings, Inc. and Subsidiaries

Condensed Consolidating Statements of Cash Flows

(All amounts in thousands)

	For the Six Months Ended July 28, 2012
	Holdings	BCFW	Guarantors	Elimination	Consolidated
OPERATING ACTIVITIES
Net Cash Provided by Operating Activities	$—	$46,030	$204,564	$—	$250,594
INVESTING ACTIVITIES
Cash Paid For Property and Equipment	—	(15,039)	(46,967)	—	(62,006)
Proceeds Received from Sale of Fixed Assets	—	—	634	—	634
Lease Rights Acquired	—	—	(430)	—	(430)

Net Cash Used in Investing Activities	—	(15,039)	(46,763)	—	(61,802)

FINANCING ACTIVITIES
Proceeds from Long Term Debt – ABL Line of Credit	—	180,800	—	—	180,800
Proceeds from Long Term Debt – Term Loan	—	116,913	—	—	116,913
Principal Payments on Long Term Debt – ABL Line of Credit	—	(352,600)	—	—	(352,600)
Principal Payments on Long Term Debt	—	—	(340)	—	(340)
Principal Payments on Long Term Debt – Term Loan	—	(135,749)	0	—	(135,749)
Debt Issuance Cost	—	(760)	0	—	(760)
Stock Option Exercise and Related Tax Benefits	—	661	0	—	661
Intercompany Borrowings (Payments)	—	154,743	(154,743)		—
Payment of Dividends	(1,711)	(1,711)	—	1,711	(1,711)
Receipt of Dividends	1,711	—	—	(1,711)	—

Net Cash Used In Financing Activities	—	(37,703)	(155,083)	—	(192,786)
Increase in Cash and Cash Equivalents	—	(6,712)	2,718	—	(3,994)
Cash and Cash Equivalents at Beginning of Period	—	11,522	24,142	—	35,664

Cash and Cash Equivalents at End of Period	$—	$4,810	$26,860	$—	$31,670

Burlington Coat Factory Investments Holdings, Inc. and Subsidiaries

Condensed Consolidating Statements of Cash Flows

(All amounts in thousands)

	For the Six Months Ended July 30, 2011
	Holdings	BCFW	Guarantors	Elimination	Consolidated
OPERATING ACTIVITIES
Net Cash Provided by Operating Activities	$—	$112,386	$128,467	$—	$240,853
INVESTING ACTIVITIES
Cash Paid For Property and Equipment	—	(25,904)	(42,265)	—	(68,169)
Proceeds Received from Sale of Fixed Assets	—	—	108	—	108
Lease Rights Acquired	—	—	(557)	—	(557)
Change in Restricted Cash and Cash Equivalents	—	(7,007)	—	—	(7,007)
Investing Activity-Other	—	33	—	—	33

Net Cash Used in Investing Activities	—	(32,878)	(42,714)	—	(75,592)

FINANCING ACTIVITIES
Proceeds from Long Term Debt – ABL Line of Credit	—	396,700	—	—	396,700
Proceeds from Long Term Debt – Notes Payable	—	450,000	—	—	450,000
Proceeds from Long Term Debt – Term Loan	—	990,000	—	—	990,000
Principal Payments on Long Term Debt – ABL Line of Credit	—	(486,300)	—	—	(486,300)
Principal Payments on Long Term Debt – Senior Discount Notes	—	—	(99,309)	—	(99,309)
Principal Payments on Long Term Debt – Senior Notes	—	(302,056)	—	—	(302,056)
Principal Payments on Long Term Debt	—	—	(413)	—	(413)
Principal Payments on Long Term Debt – Term Loan	—	(790,050)	—	—	(790,050)
Debt Issuance Cost	—	(25,080)	—	—	(25,080)
Stock Option Exercise and Related Tax Benefits	—	758	—	—	758
Intercompany Payments (Borrowings)	—	(18,253)	18,253	—	—
Payment of Dividends	(297,917)	(297,917)	—	297,917	(297,917)
Receipt of Dividends	297,917	—	—	(297,917)	—

Net Cash Used In Financing Activities	—	(82,198)	(81,469)	—	(163,667)
Increase in Cash and Cash Equivalents	—	(2,690)	4,284	—	1,594
Cash and Cash Equivalents at Beginning of Period	—	7,168	23,046	—	30,214

Cash and Cash Equivalents at End of Period	$—	$4,478	$27,330	$—	$31,808

Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jul. 28, 2012
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

These unaudited Condensed Consolidated Financial Statements include the accounts of Burlington Coat Factory Investments Holdings, Inc. and all of its subsidiaries (Company or Holdings). Holdings has no operations and its only asset is all of the stock of Burlington Coat Factory Warehouse Corporation. All discussions of operations in this report relate to Burlington Coat Factory Warehouse Corporation and its subsidiaries (BCFWC), which are reflected in the financial statements of Holdings. The Condensed Consolidated Financial Statements are unaudited, but in the opinion of management reflect all adjustments (which are of a normal and recurring nature) necessary for the fair presentation of the results of operations for the interim periods presented. Certain information and note disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) have been condensed or omitted. It is suggested that these Condensed Consolidated Financial Statements be read in conjunction with the financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the fiscal year ended January 28, 2012 (Fiscal 2011 10-K). The balance sheet at January 28, 2012 presented herein has been derived from the audited Consolidated Financial Statements contained in the Fiscal 2011 10-K. Because the Company’s business is seasonal in nature, the operating results for the three and six month periods ended July 28, 2012 are not necessarily indicative of results for the fiscal year ending February 2, 2013 (Fiscal 2012).

Accounting policies followed by the Company are described in Note 1 to the audited Consolidated Financial Statements contained in the Fiscal 2011 10-K.

In July 2012, the FASB issued Accounting Standards Update No. 2012-02, “Intangibles — Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment,” (ASU 2012-02). In accordance with ASU 2012-02, an entity has the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying value. If the entity determines that it is more likely than not that the fair value of the indefinite-lived intangible asset is less than the carrying value, the entity will be required to perform the quantitative impairment test. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. However, early adoption is permitted. The Company has elected not to early adopt in the current fiscal year and does not expect it to have a material impact on the Company’s financial position or results of operations.

There were no other new accounting standards that had a material impact on the Company’s Condensed Consolidated Financial Statements during the six-month period ended July 28, 2012 and there were no new accounting standards or pronouncements that were issued but not yet effective as of July 28, 2012 that the Company expects to have a material impact upon becoming effective.

ASC Topic No. 470-50 Debt Modifications and Extinguishments

In accordance with ASC Topic No. 470-50, “Debt Modifications and Extinguishments” (Topic 470), the Company recognized a non-cash loss on the extinguishment of debt of $3.4 million, which was recorded in the line item “Loss on the Extinguishment of Debt” in the Company’s Condensed Consolidated Statements of Operations and Comprehensive Loss during the three months ended July 28, 2012. In connection with the Amendment, the Company incurred fees of $3.1 million, primarily related to legal and placement fees, which were recorded in the line item “Selling and Administrative Expense” in the Company’s Condensed Consolidated Statements of Operations and Comprehensive Loss during the three months ended July 28, 2012.

Stockholder's Deficit (Tables)	6 Months Ended
Jul. 28, 2012
Stockholder's Deficit [Abstract]
Summary of common stock, capital in excess of par value, accumulated deficit, and total stockholders deficit equity

Activity for the three and six month periods ended July 28, 2012 and July 30, 2011 in the Company’s common stock, capital in excess of par value, accumulated deficit, and total stockholder’s deficit are summarized below:

	(in thousands)
	Common Stock	Capital in Excess of Par Value	Accumulated Deficit	Total
Balance at January 28, 2012	$—	$474,569	$(585,514)	$(110,945)
Net Loss	—	—	(3,940)	(3,940)
Stock Options Exercised and Related Tax Benefits		394	—	394
Stock Based Compensation	—	791	—	791
Dividends (b)	—	—	373	373

Balance at April 28, 2012	—	475,754	(589,081)	(113,327)

Net Loss	—	—	(31,257)	(31,257)
Stock Options Exercised and Related Tax Benefits	—	267	—	267
Stock Based Compensation	—	612	—	612

Balance at July 28, 2012	$—	$476,633	$(620,338)	$(143,705)

Balance at January 29, 2011	$—	$466,754	$(279,242)	$187,512
Net Loss	—	—	(21,057)	(21,057)
Excess Tax Benefit from Stock Based Compensation		448	—	448
Stock Option Expense	—	705	—	705
Dividends (a)	—	—	(300,000)	(300,000)

Balance at April 30, 2011	—	467,907	(600,299)	(132,392)

Net Loss	—	—	(32,763)	(32,763)
Stock Options Exercised and Related Tax Benefits		310	—	310
Stock Based Compensation	—	195	—	195

Balance at July 30, 2011	$—	$468,412	$(633,062)	$(164,650)

(a)	Represents dividends payable to the stockholders of Burlington Coat Factory Holdings, Inc. (Parent) in conjunction with the Company’s February 2011 debt refinancing, of which $297.9 million was paid as of April 30, 2011 and $1.7 million was paid as of April 28, 2012. Less than $0.1 million was paid during the three months ended July 28, 2012.
(b)	As a result of certain forfeitures of Parent’s restricted stock prior to the payment date, $0.4 million of dividend payments were forfeited and reverted back to the Company.

Long Term Debt (Tables)	6 Months Ended
Jul. 28, 2012
Long Term Debt [Abstract]
Long term debt

Long term debt consists of:

	(in thousands)
	July 28, 2012	January 28, 2012	July 30, 2011
$1,000,000 Senior Secured Term Loan Facility, LIBOR (with a floor of 1.5%) plus 4.8%, due in quarterly payments of $2,400 from August 3, 2013 to January 28, 2017, matures on February 23, 2017.	$932,431	$949,123	$978,265
$450,000 Senior Notes, 10%, due at maturity on February 15, 2019, semi-annual interest payments on August 15 and February 15, from August 15, 2012 to February 15, 2019.	450,000	450,000	450,000
$600,000 ABL Senior Secured Revolving Facility, LIBOR plus spread based on average outstanding balance, expires September 2, 2016.	18,200	190,000	79,000
Promissory Note, non-interest bearing, due in monthly payments of $17 through January 1, 2012.	—	—	100
Promissory Note, 4.4% due in monthly payments of $8 through December 23, 2011.	—	—	38
Capital Lease Obligations	23,660	24,000	24,280

Total debt	1,424,291	1,613,123	1,531,683
Less: current maturities	(3,122)	(7,659)	(3,272)

Long-term debt, net of current maturities	$1,421,169	$1,605,464	$1,528,411

Restructuring and Separation (Tables)	6 Months Ended
Jul. 28, 2012
Restructuring and Separation [Abstract]
Summarizes the charges incurred to restructuring and separation costs

The table below summarizes the charges incurred related to the Company’s restructuring and separation costs, which are included in the line items “Other Current Liabilities” in the Company’s Condensed Consolidated Balance Sheet as of July 28, 2012 and July 30, 2011:

	(in thousands)
	January 28, 2012	Charges	Cash Payments	Other	July 28, 2012
Severance – Restructuring	$—	$728	$(728)	$—	$—
Severance – Separation Cost	979	1,078	(1,207)	—	850

Total	$979	$1,806	$(1,935)	$—	$850

	(in thousands)
	January 29, 2011	Charges	Cash Payments	Other	July 30, 2011
Severance – Restructuring	$6	$3,360	$(1,729)	$—	$1,637
Severance – Separation Cost	1,231	1,830	(1,745)	—	1,316

Total	$1,237	$5,190	$(3,474)	$—	$2,953

Fair Value Measurements (Tables)	6 Months Ended
Jul. 28, 2012
Fair Value Measurements [Abstract]
Financial assets and the hierarchy of the level of inputs

The fair values of the Company’s financial assets and the hierarchy of the level of inputs are summarized below:

	(in thousands)
	Fair Value Measurements at
	July 28, 2012	January 28, 2012	July 30, 2011
Assets:
Level 1
Cash equivalents (including restricted cash)	$34,946	$34,915	$37,359
Level 2
Interest rate cap agreements (a)	$180	$114	$1,417
Level 3
Note Receivable (b)	$758	$763	$1,099

(a)	Included in “Other Assets” within the Company’s Condensed Consolidated Balance Sheets (refer to Note 6 of the Company’s Condensed Consolidated Financial Statements, entitled “Derivative Instruments and Hedging Activities,” for further discussion regarding the Company’s interest rate cap agreements).
(b)

Included in “Prepaid and Other Current Assets” and “Other Assets” on the Company’s Consolidated Balance Sheets. The change in fair value of the Company’s Level 3 note receivable from January 28, 2012 to July 28, 2012 is related to unrealized losses. The change in fair value of the Company’s Level 3 note receivable from July 30, 2011 to July 28, 2012 is related to the Company receiving a partial payment in the amount of $0.5 million, which was partially offset by unrealized gains in the amount of $0.2 million.

Fair value of debt

The fair value of the Company’s debt as of July 28, 2012, January 28, 2012 and July 30, 2011 is noted in the table below:

	(in thousands)
	July 28, 2012		January 28, 2012		July 30, 2011
	Carrying Amount (c)	Fair Value (c)	Carrying Amount (c)	Fair Value (c)	Carrying Amount (c)	Fair Value (c)
$1,000,000 Senior Secured Term Loan Facility, LIBOR (with a floor of 1.5%) plus 4.8% due in quarterly payments of $2,400 from August 3, 2013 to January 28, 2017, matures on February 23, 2017.	$932,431	$932,431	$949,123	$945,247	$978,265	$978,265
$450,000 Senior Notes, 10% due at maturity on February 15, 2019, semi-annual interest payments on August 15 and February 15, from August 15, 2012 to February 15, 2019.	450,000	475,875	450,000	432,000	450,000	452,250
$600,000 ABL Senior Secured Revolving Facility, LIBOR plus spread based on average outstanding balance, expires September 2, 2016. (a)	18,200	18,200	190,000	190,000	79,000	79,000
Other debt (b)	—	—	—	—	138	138

Total debt	$1,400,631	$1,426,506	$1,589,123	$1,567,247	$1,507,403	$1,509,653

(a)	The carrying value of the ABL Line of Credit approximates its fair value due to its short term nature (borrowings are typically done in increments of 30 days or less) and its variable interest rate.
(b)	Other debt includes the industrial revenue bonds and both promissory notes, as described in the Fiscal 2011 10-K.
(c)	Capital lease obligations are excluded from the table above.

Derivative Instruments and Hedging Activities (Tables)	6 Months Ended
Jul. 28, 2012
Derivative Instruments and Hedging Activities [Abstract]
Outstanding interest rate cap agreements to manage the interest rate risk associated with future interest payments on variable-rate debt

As of July 28, 2012, January 28, 2012 and July 30, 2011, the Company was party to two outstanding interest rate cap agreements to manage the interest rate risk associated with future interest payments on variable-rate debt.

(in thousands)
Fair Values of Derivative Instruments
	July 28, 2012		Asset Derivatives January 28, 2012		July 30, 2011
Derivatives Not Designated as Hedging Instruments Under Topic No. 815	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest Rate Cap Agreements	Other Assets	$180	Other Assets	$114	Other Assets	$1,417

Liability Derivatives
	July 28, 2012		January 28, 2012		July 30, 2011
Derivatives Not Designated as Hedging Instruments Under Topic No. 815	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest Rate Cap Agreements	Other Liabilities	$—	Other Liabilities	$—	Other Liabilities	$—

(Gain) or Loss on Derivative Instruments
Derivatives Not Designated as Hedging Instruments Under Topic No. 815	Location of (Gain) Loss Recognized in Income on Derivatives	Amount of (Gain) Loss Recognized in Income on Derivatives
		Six Months Ended		Three Months Ended
		July 28, 2012	July 30, 2011	July 28, 2012	July 30, 2011
Interest Rate Cap Agreements	Interest Expense	$(66)	$1,862	$66	$ 610

Income Taxes (Tables)	6 Months Ended
Jul. 28, 2012
Income Taxes [Abstract]
Income Taxes

	July 28, 2012	January 28, 2012	July 30, 2011
Current Deferred Tax Asset	$21,190	$23,243	$22,313
Non-Current Deferred Tax Liability	265,651	276,985	275,872

Net Deferred Tax Liability	$244,461	$253,742	$253,559

Stock Option and Award Plans and Stock-Based Compensation (Tables)	6 Months Ended
Jul. 28, 2012
Stock Option and Award Plans and Stock-Based Compensation [Abstract]
Non-cash stock compensation expense

The table below summarizes the types of stock compensation:

	(in thousands)
	Three Months Ended		Six Months Ended
	July 28, 2012	July 30, 2011	July 28, 2012	July 30, 2011
Type of Non-Cash Stock Compensation
Stock Option Compensation	$550	$82	$917	$545
Restricted Stock Compensation	62	113	486	355

Total	$612	$195	$1,403	$900

Stock option transactions

Stock option transactions during the six month period ended July 28, 2012 are summarized as follows:

	Number of Units	Weighted Average Exercise Price Per Unit
Options Outstanding January 28, 2012	472,673	$69.86
Options Granted	39,000	83.08
Options Forfeited	(20,101)	(74.44)
Options Exercised	(14,234)	(30.60)

Options Outstanding July 28, 2012	477,338	$72.72

Non-vested stock option transactions

Non-vested stock option unit transactions during the six months ended July 28, 2012 are summarized below:

	Number of Units	Weighted Average Grant Date Fair Value Per Unit
Non-Vested Options Outstanding, January 28, 2012	290,464	$34.12
Granted	39,000	46.56
Vested	(37,391)	(36.63)
Forfeited	(12,668)	(40.48)

Non-Vested Options Outstanding, July 28, 2012	279,405	$38.00

Summarizes information about the options to purchase units

The following table summarizes information about the exercise price and weighted average remaining contractual life of options to purchase units that were outstanding under the Plan as well as options that were exercisable under the Plan as of July 28, 2012:

	Options Outstanding		Options Exercisable
Exercise Prices	Number Outstanding At July 28, 2012	Weighted Average Remaining Contractual Life (Years)	Number Exercisable At July 28, 2012	Weighted Average Remaining Contractual Life (Years)
$30.60	217,594	6.6	109,223	6.0
$50.00	55,667	9.1	—	—
$65.00	25,333	9.9	—	—
$120.00	40,500	9.3	—	—
$120.60	124,244	5.5	74,710	4.3
$270.00	14,000	0.6	14,000	0.6

	477,338		197,933

Options to purchase units vested and expected to vest

The following table summarizes information about the exercise prices and weighted average remaining contractual life of vested options and options expected to vest during the contractual term:

Exercise Prices	Options	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
Vested and Expected to Vest as of July 28, 2012
$30.60	180,015	6.5	$30.60
$50.00	44,533	9.1	$50.00
$65.00	22,293	9.9	$65.00
$120.00	32,400	9.3	$120.00
$120.60	108,134	5.3	$120.60
$270.00	14,000	0.6	$270.00

	401,375

Fair value of each option granted is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions used for grants under the Plan

The fair value of each option granted is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions used for grants under the Plan during the six months ended July 28, 2012 and July 30, 2011:

	Six Months Ended
	July 28, 2012	July 30, 2011
Risk-Free Interest Rate	1.0 – 1.3%	2.4 – 3.8%
Expected Volatility	35.0%	30.5%
Expected Life (years)	6.6	6.4 – 10.0
Contractual Life (years)	10	10
Expected Dividend Yield	0.0%	0.0%
Weighted Average Grant Date Fair Value of Options Issued at an exercise price of:
$30.60	$—	$20.57
$50.00	$27.14	$14.35
$65.00	$54.51	$—
$120.00	$30.49	$10.19
$120.60	$—	$12.64

Restricted Stock Awards Transactions

Restricted stock transactions for the six months ended July 28, 2012 are summarized below:

Number of Awards
Restricted Stock Awards Outstanding January 28, 2012	91,571
Restricted Stock Awards Granted	5,000
Restricted Stock Awards Forfeited	—
Restricted Stock Awards Retired	(111)

Restricted Stock Awards Outstanding July 28, 2012	96,460

Non-vested award transactions

Non-vested restricted stock transactions during the six months ended July 28, 2012 are summarized below:

	Number of Awards	Weighted Average Grant Date Fair Value Per Awards
Non-Vested Restricted Stock Awards Outstanding, January 28, 2012	28,122	$45.96
Restricted Stock Awards Granted	5,000	61.12
Restricted Stock Awards Vested	(28,122)	(45.96)

Non-Vested Restricted Stock Awards Outstanding, July 28, 2012	5,000	$61.12

Condensed Guarantor Data (Tables)	6 Months Ended
Jul. 28, 2012
Condensed Guarantor Data [Abstract]
Consolidated Balance Sheets

Burlington Coat Factory Investments Holdings, Inc. and Subsidiaries

Condensed Consolidating Balance Sheets

(All amounts in thousands)

	As of July 28, 2012
	Holdings	BCFW	Guarantors	Eliminations	Consolidated
ASSETS
Current Assets:
Cash and Cash Equivalents	$—	$4,811	$26,859	$—	$31,670
Restricted Cash and Cash Equivalents	—	34,800	—	—	34,800
Accounts Receivable	—	23,931	7,458	—	31,389
Merchandise Inventories	—	—	636,848	—	636,848
Deferred Tax Asset	—	11,761	9,429	—	21,190
Prepaid and Other Current Assets	—	17,802	29,224	—	47,026
Prepaid Income Tax	—	30,548	2,080	—	32,628
Intercompany Receivable	—	—	625,998	(625,998)	—

Total Current Assets	—	123,653	1,337,896	(625,998)	835,551
Property and Equipment - Net of Accumulated Depreciation	—	77,119	790,911	—	868,030
Tradenames	—	238,000	—	—	238,000
Favorable Leases - Net of Accumulation Amortization	—	—	345,555	—	345,555
Goodwill	—	47,064		—	47,064
Investment in subsidiaries	—	2,073,574	—	(2,073,574)	—
Other Assets	—	27,922	81,763	—	109,685

Total Assets	$—	2,587,332	2,556,125	(2,699,572)	2,443,885

LIABILITIES AND STOCKHOLDER’S EQUITY
Current Liabilities:
Accounts Payable	$—	446,957	—	—	446,957
Other Current Liabilities	—	126,061	110,151	—	236,212
Intercompany Payable	—	625,998	—	(625,998)	—
Current Maturities of Long Term Debt	—	2,376	746	—	3,122

Total Current Liabilities	—	1,201,392	110,897	(625,998)	686,291
Long Term Debt	—	1,398,255	22,914	—	1,421,169
Other Liabilities	—	46,942	167,537	—	214,479
Deferred Tax Liability	—	84,448	181,203	—	265,651
Investment in Subsidiaries	143,705	—	—	(143,705)	—
Stockholder’s (Deficit) Equity:
Common Stock	—	—	—	—	—
Capital in Excess of Par Value	476,633	476,633	1,063,182	(1,539,815)	476,633
(Accumulated Deficit) Retained Earnings	(620,338)	(620,338)	1,010,392	(390,054)	(620,338)

Total Stockholder’s (Deficit) Equity	(143,705)	(143,705)	2,073,574	(1,929,869)	(143,705)

Total Liabilities and Stockholder’s (Deficit) Equity	$—	2,587,332	2,556,125	(2,699,572)	2,443,885

Burlington Coat Factory Investments Holdings, Inc. and Subsidiaries

Consolidated Balance Sheets

(All amounts in thousands)

	As of January 28, 2012
	Holdings	BCFW	Guarantors	Eliminations	Consolidated
ASSETS
Current Assets:
Cash and Cash Equivalents	$—	$11,522	$24,142	$—	$35,664
Restricted Cash and Cash Equivalents	—	34,800	—	—	34,800
Accounts Receivable	—	21,037	19,082	—	40,119
Merchandise Inventories	—	—	682,260	—	682,260
Deferred Tax Assets	—	10,008	13,235	—	23,243
Prepaid and Other Current Assets	—	13,628	26,434	—	40,062
Prepaid Income Taxes	—	18,964	2,355	—	21,319
Intercompany Receivable	—	—	471,255	(471,255)	—
Assets Held for Disposal	—	—	521	—	521

Total Current Assets	—	109,959	1,239,284	(471,255)	877,988
Property and Equipment—Net of Accumulated Depreciation	—	80,220	784,995	—	865,215
Tradenames	—	238,000	—	—	238,000
Favorable Leases—Net of Accumulated Amortization	—	—	359,903	—	359,903
Goodwill	—	47,064	—	—	47,064
Investment in Subsidiaries	—	1,995,796	—	(1,995,796)	—
Other Assets	—	31,696	81,277	—	112,973

Total Assets	$—	$2,502,735	$2,465,459	$(2,467,051)	$2,501,143

LIABILITIES AND STOCKHOLDER’S EQUITY
Current Liabilities:
Accounts Payable	$—	$276,285	$—	$—	$276,285
Other Current Liabilities	—	134,874	86,469	—	221,343
Intercompany Payable	—	471,255	—	(471,255)	—
Current Maturities of Long Term Debt	—	6,953	706	—	7,659

Total Current Liabilities	—	889,367	87,175	(471,255)	505,287
Long Term Debt	—	1,582,169	23,295	—	1,605,464
Other Liabilities	—	56,909	167,443	—	224,352
Deferred Tax Liability	—	85,235	191,750	—	276,985
Investment in Subsidiaries	110,945	—	—	(110,945)	—
Commitments and Contingencies	—	—	—	—	—
Stockholder’s (Deficit) Equity:
Common Stock	—	—	—	—	—
Capital in Excess of Par Value	474,569	474,569	1,063,180	(1,537,749)	474,569
(Accumulated Deficit) Retained Earnings	(585,514)	(585,514)	932,616	(347,102)	(585,514)

Total Stockholder’s (Deficit) Equity	(110,945)	(110,945)	1,995,796	(1,884,851)	(110,945)

Total Liabilities and Stockholder’s Equity (Deficit)	$—	$2,502,735	$2,465,459	$(2,467,051)	$2,501,143

Burlington Coat Factory Investments Holdings, Inc. and Subsidiaries

Condensed Consolidating Balance Sheets

(All amounts in thousands)

	As of July 30, 2011
	Holdings	BCFW	Guarantors	Eliminations	Consolidated
ASSETS
Current Assets:
Cash and Cash Equivalents	$—	$4,476	$27,332	$—	$31,808
Restricted Cash and Cash Equivalents	—	34,800	2,471	—	37,271
Accounts Receivable	—	18,757	9,261	—	28,018
Merchandise Inventories	—	—	665,204	—	665,204
Deferred Tax Asset	—	7,903	14,410	—	22,313
Prepaid and Other Current Assets	—	15,774	22,363	—	38,137
Prepaid Income Tax	—	42,782	2,914	—	45,696
Intercompany Receivable	—	—	361,125	(361,125)	—
Assets Held for Sale	—	—	1,113	—	1,113

Total Current Assets	—	124,492	1,106,193	(361,125)	869,560
Property and Equipment - Net of Accumulated Depreciation	—	78,781	779,380	—	858,161
Tradenames	—	238,000	—	—	238,000
Favorable Leases - Net of Accumulation Amortization	—	—	374,937	—	374,937
Goodwill	—	47,064	—	—	47,064
Investment in subsidiaries	—	1,845,607	—	(1,845,607)	—
Other Assets	—	38,609	56,940	—	95,549

Total Assets	$—	$2,372,553	$2,317,450	$(2,206,732)	$2,483,271

LIABILITIES AND STOCKHOLDER’S EQUITY
Current Liabilities:
Accounts Payable	$—	$415,086	$—	$—	$415,086
Other Current Liabilities	—	115,248	99,485	—	214,733
Intercompany Payable	—	361,125	—	(361,125)	—
Current Maturities of Long Term Debt	—	2,500	772	—	3,272

Total Current Liabilities	—	893,959	100,257	(361,125)	633,091
Long Term Debt	—	1,504,765	23,646	—	1,528,411
Other Liabilities	—	50,087	160,460	—	210,547
Deferred Tax Liability	—	88,392	187,480	—	275,872
Investment in Subsidiaries	164,650	—	—	(164,650)	—
Stockholder’s (Deficit) Equity:
Common Stock	—	—	—	—	—
Capital in Excess of Par Value	468,412	468,412	1,063,182	(1,531,594)	468,412
(Accumulated Deficit) Retained Earnings	(633,062)	(633,062)	782,425	(149,363)	(633,062)

Total Stockholder’s (Deficit) Equity	(164,650)	(164,650)	1,845,607	(1,680,957)	(164,650)

Total Liabilities and Stockholder’s (Deficit) Equity	$—	$2,372,553	$2,317,450	$(2,206,732)	$2,483,271

Condensed Consolidating Statement of Operations

Burlington Coat Factory Investments Holdings, Inc. and Subsidiaries

Condensed Consolidating Statement of Operations

(All amounts in thousands)

	For the Six Months Ended July 28, 2012
	Holdings	BCFW	Guarantors	Eliminations	Consolidated
REVENUES:
Net Sales	$—	$—	$1,846,603	$—	$1,846,603
Other Revenue	—	78	15,015	—	15,093

Total Revenue	—	78	1,861,618	—	1,861,696
COSTS AND EXPENSES:
Cost of Sales	—	—	1,163,434	—	1,163,434
Selling and Administrative Expenses	—	98,040	515,287	—	613,327
Restructuring and Separation Costs	—	1,370	436	—	1,806
Depreciation and Amortization	—	13,236	66,667	—	79,903
Impairment Charges – Long-Lived Assets	—	—	78	—	78
Other Income, Net	—	(2,080)	(2,335)	—	(4,415)
Loss on Extinguishment of Debt		3,413	—	—	3,413
Interest Expense	—	56,081	1,027	—	57,108
Loss (Earnings) from Equity Investment	35,197	(77,777)	—	42,580	—

Total Costs and Expenses	35,197	92,283	1,744,594	42,580	1,914,654
(Loss) Income Before (Benefit) Provision for Income Taxes	(35,197)	(92,205)	117,024	(42,580)	(52,958)
(Benefit) Provision for Income Taxes	—	(57,008)	39,247	—	(17,761)

Net (Loss) Income	$(35,197)	$(35,197)	$77,777	$(42,580)	$(35,197)

Burlington Coat Factory Investments Holdings, Inc. and Subsidiaries

Condensed Consolidating Statement of Operations

(All amounts in thousands)

	For the Three Months Ended July 28, 2012
	Holdings	BCFW	Guarantors	Eliminations	Consolidated
REVENUES:
Net Sales	$—	$—	$864,181	$—	$864,181
Other Revenue	—	47	7,512	—	7,559

Total Revenue	—	47	871,693	—	871,740
COSTS AND EXPENSES:
Cost of Sales	—	—	543,549	—	543,549
Selling and Administrative Expenses	—	50,528	255,662	—	306,190
Restructuring and Separation Costs	—	106	222	—	328
Depreciation and Amortization	—	6,835	33,144	—	39,979
Impairment Charges – Long-Lived Assets	—	—	66	—	66
Other Income, Net	—	(816)	(1,297)	—	(2,113)
Loss on Extinguishment of Debt		3,413	—	—	3,413
Interest Expense	—	27,124	505	—	27,629
Loss (Earnings) from Equity Investment	31,257	(24,021)	—	(7,236)	—

Total Costs and Expenses	31,257	63,169	831,851	(7,236)	919,041
(Loss) Income Before (Benefit) Provision for Income Taxes	(31,257)	(63,122)	39,842	7,236	(47,301)
(Benefit) Provision for Income Taxes	—	(31,865)	15,821	—	(16,044)

Net (Loss) Income	$(31,257)	$(31,257)	$24,021	$7,236	$(31,257)

Burlington Coat Factory Investments Holdings, Inc. and Subsidiaries

Condensed Consolidating Statement of Operations

(All amounts in thousands)

	For the Six Months Ended July 30, 2011
	Holdings	BCFW	Guarantors	Eliminations	Consolidated
REVENUES:
Net Sales	$—	$—	$1,722,431	$—	$1,722,431
Other Revenue	—	179	14,164	—	14,343

Total Revenue	—	179	1,736,595	—	1,736,774
COSTS AND EXPENSES:
Cost of Sales	—	—	1,084,356	—	1,084,356
Selling and Administrative Expenses	—	82,675	482,858	—	565,533
Restructuring and Separation Costs	—	3,920	1,270	—	5,190
Depreciation and Amortization	—	10,588	63,399	—	73,987
Impairment Charges – Long-Lived Assets	—	—	34	—	34
Other Income, Net	—	(3,016)	(2,104)	—	(5,120)
Loss on Extinguishment of Debt		36,042	1,722	—	37,764
Interest Expense	—	61,059	2,105	—	63,164
Loss (Earnings) from Equity Investment	53,820	(62,871)	—	9,051	—

Total Costs and Expenses	53,820	128,397	1,633,640	9,051	1,824,908
(Loss) Income Before (Benefit) Provision for Income Taxes	(53,820)	(128,218)	102,955	(9,051)	(88,134)
(Benefit) Provision for Income Taxes	—	(74,398)	40,084	—	(34,314)

Net (Loss) Income	$(53,820)	$(53,820)	$62,871	$(9,051)	$(53,820)

Burlington Coat Factory Investments Holdings, Inc. and Subsidiaries

Condensed Consolidating Statement of Operations

(All amounts in thousands)

	For the Three Months Ended July 30, 2011
	Holdings	BCFW	Guarantors	Eliminations	Consolidated
REVENUES:
Net Sales	$—	$—	$793,349	$—	$793,349
Other Revenue	—	95	7,000	—	7,095

Total Revenue	—	95	800,349	—	800,444
COSTS AND EXPENSES:
Cost of Sales	—	—	507,053	—	507,053
Selling and Administrative Expenses	—	43,523	233,182	—	276,705
Restructuring and Separation Costs	—	3,920	1,270	—	5,190
Depreciation and Amortization	—	5,709	31,658	—	37,367
Impairment Charges – Long-Lived Assets	—	—	25	—	25
Other Income, Net	—	(1,273)	(1,038)	—	(2,311)
Interest Expense	—	31,791	519	—	32,310
Loss (Earnings) from Equity Investment	32,763	(13,704)	—	(19,059)	—

Total Costs and Expenses	32,763	69,966	772,669	(19,059)	856,339
(Loss) Income Before (Benefit) Provision for Income Taxes	(32,763)	(69,871)	27,680	19,059	(55,895)
(Benefit) Provision for Income Taxes	—	(37,108)	13,976	—	(23,132)

Net (Loss) Income	$(32,763)	$(32,763)	$13,704	$19,059	$(32,763)

Condensed Consolidating Statements of Cash Flows

Burlington Coat Factory Investments Holdings, Inc. and Subsidiaries

Condensed Consolidating Statements of Cash Flows

(All amounts in thousands)

	For the Six Months Ended July 28, 2012
	Holdings	BCFW	Guarantors	Elimination	Consolidated
OPERATING ACTIVITIES
Net Cash Provided by Operating Activities	$—	$46,030	$204,564	$—	$250,594
INVESTING ACTIVITIES
Cash Paid For Property and Equipment	—	(15,039)	(46,967)	—	(62,006)
Proceeds Received from Sale of Fixed Assets	—	—	634	—	634
Lease Rights Acquired	—	—	(430)	—	(430)

Net Cash Used in Investing Activities	—	(15,039)	(46,763)	—	(61,802)

FINANCING ACTIVITIES
Proceeds from Long Term Debt – ABL Line of Credit	—	180,800	—	—	180,800
Proceeds from Long Term Debt – Term Loan	—	116,913	—	—	116,913
Principal Payments on Long Term Debt – ABL Line of Credit	—	(352,600)	—	—	(352,600)
Principal Payments on Long Term Debt	—	—	(340)	—	(340)
Principal Payments on Long Term Debt – Term Loan	—	(135,749)	0	—	(135,749)
Debt Issuance Cost	—	(760)	0	—	(760)
Stock Option Exercise and Related Tax Benefits	—	661	0	—	661
Intercompany Borrowings (Payments)	—	154,743	(154,743)		—
Payment of Dividends	(1,711)	(1,711)	—	1,711	(1,711)
Receipt of Dividends	1,711	—	—	(1,711)	—

Net Cash Used In Financing Activities	—	(37,703)	(155,083)	—	(192,786)
Increase in Cash and Cash Equivalents	—	(6,712)	2,718	—	(3,994)
Cash and Cash Equivalents at Beginning of Period	—	11,522	24,142	—	35,664

Cash and Cash Equivalents at End of Period	$—	$4,810	$26,860	$—	$31,670

Burlington Coat Factory Investments Holdings, Inc. and Subsidiaries

Condensed Consolidating Statements of Cash Flows

(All amounts in thousands)

	For the Six Months Ended July 30, 2011
	Holdings	BCFW	Guarantors	Elimination	Consolidated
OPERATING ACTIVITIES
Net Cash Provided by Operating Activities	$—	$112,386	$128,467	$—	$240,853
INVESTING ACTIVITIES
Cash Paid For Property and Equipment	—	(25,904)	(42,265)	—	(68,169)
Proceeds Received from Sale of Fixed Assets	—	—	108	—	108
Lease Rights Acquired	—	—	(557)	—	(557)
Change in Restricted Cash and Cash Equivalents	—	(7,007)	—	—	(7,007)
Investing Activity-Other	—	33	—	—	33

Net Cash Used in Investing Activities	—	(32,878)	(42,714)	—	(75,592)

FINANCING ACTIVITIES
Proceeds from Long Term Debt – ABL Line of Credit	—	396,700	—	—	396,700
Proceeds from Long Term Debt – Notes Payable	—	450,000	—	—	450,000
Proceeds from Long Term Debt – Term Loan	—	990,000	—	—	990,000
Principal Payments on Long Term Debt – ABL Line of Credit	—	(486,300)	—	—	(486,300)
Principal Payments on Long Term Debt – Senior Discount Notes	—	—	(99,309)	—	(99,309)
Principal Payments on Long Term Debt – Senior Notes	—	(302,056)	—	—	(302,056)
Principal Payments on Long Term Debt	—	—	(413)	—	(413)
Principal Payments on Long Term Debt – Term Loan	—	(790,050)	—	—	(790,050)
Debt Issuance Cost	—	(25,080)	—	—	(25,080)
Stock Option Exercise and Related Tax Benefits	—	758	—	—	758
Intercompany Payments (Borrowings)	—	(18,253)	18,253	—	—
Payment of Dividends	(297,917)	(297,917)	—	297,917	(297,917)
Receipt of Dividends	297,917	—	—	(297,917)	—

Net Cash Used In Financing Activities	—	(82,198)	(81,469)	—	(163,667)
Increase in Cash and Cash Equivalents	—	(2,690)	4,284	—	1,594
Cash and Cash Equivalents at Beginning of Period	—	7,168	23,046	—	30,214

Cash and Cash Equivalents at End of Period	$—	$4,478	$27,330	$—	$31,808

Stockholder's Deficit (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended
	Jul. 28, 2012	Apr. 28, 2012	Jul. 30, 2011	Apr. 30, 2011	Jul. 28, 2012	Jul. 30, 2011
Summary of common stock, capital in excess of par value, accumulated deficit, and total stockholders deficit equity
Beginning Balance	$ (113,327)	$ (110,945)	$ (132,392)	$ 187,512	$ (110,945)	$ 187,512
Net Loss	(31,257)	(3,940)	(32,763)	(21,057)	(35,197)	(53,820)
Stock Options Exercised and Related Tax Benefits	267	394	310		661	758
Excess Tax Benefit from Stock Based Compensation				448	232	230
Stock Based Compensation	612	791	195	705	1,400	900
Dividends		373		(300,000)
Ending Balance	(143,705)	(113,327)	(164,650)	(132,392)	(143,705)	(164,650)
Common Stock [Member]
Summary of common stock, capital in excess of par value, accumulated deficit, and total stockholders deficit equity
Beginning Balance
Net Loss
Stock Options Exercised and Related Tax Benefits
Excess Tax Benefit from Stock Based Compensation
Stock Based Compensation
Dividends
Ending Balance
Capital in Excess of Par Value [Member]
Summary of common stock, capital in excess of par value, accumulated deficit, and total stockholders deficit equity
Beginning Balance	475,754	474,569	467,907	466,754	474,569	466,754
Net Loss	0
Stock Options Exercised and Related Tax Benefits	0	394	310
Excess Tax Benefit from Stock Based Compensation				448
Stock Based Compensation	0	791	195	705
Ending Balance	0	475,754	468,412	467,907	0	468,412
Accumulated Deficit [Member]
Summary of common stock, capital in excess of par value, accumulated deficit, and total stockholders deficit equity
Beginning Balance	(589,081)	(585,514)	(600,299)	(279,242)	(585,514)	(279,242)
Net Loss	0	(3,940)	(32,763)	(21,057)
Stock Options Exercised and Related Tax Benefits	0
Stock Based Compensation	0
Dividends		373		(300,000)
Ending Balance	$ 0	$ (589,081)	$ (633,062)	$ (600,299)	$ 0	$ (633,062)

Stockholders Deficit (Details Textual) (USD $)	3 Months Ended			6 Months Ended
	Jul. 28, 2012	Apr. 28, 2012	Apr. 30, 2011	Jul. 28, 2012	Jul. 30, 2011
Stockholder's Deficit (Textual) [Abstract]
Payment of Dividends		$ 1,700,000	$ 297,900,000	$ (1,711,000)	$ (297,917,000)
Dividends yet to be paid	100,000
Dividend forfeited				$ 400,000

Long Term Debt (Details) (USD $) In Thousands, unless otherwise specified	Jul. 28, 2012	Jan. 28, 2012	Jul. 30, 2011
Long Term Debt
Capital Lease Obligations	$ 23,660	$ 24,000	$ 24,280
Total debt	14,242,913	1,613,123	1,531,683
Less: current maturities	(3,122)	(7,659)	(3,272)
Long-term debt, net of current maturities	1,421,169	1,605,464	1,528,411
$1,000,000 Senior Secured Term Loan Facility, LIBOR (with a floor of 1.5%) plus 4.8% due in quarterly payments of $2,400 from August 3, 2013 to January 28, 2017, matures on February 23, 2017 [Member]
Long Term Debt
Long-term Debt excluding capital lease obligation	923,431	949,123	978,265
$450,000 Senior Notes, 10%, due at maturity on February 15, 2019, semi-annual interest payments on August 15 and February 15, from August 15, 2012 to February 15, 2019 [Member]
Long Term Debt
Long-term Debt excluding capital lease obligation	450,000	450,000	450,000
$600,000 ABL Senior Secured Revolving Facility, LIBOR plus spread based on average outstanding balance, expires September 2, 2016 [Member]
Long Term Debt
Long-term Debt excluding capital lease obligation	18,200	190,000	79,000
Promissory Note, non-interest bearing, due in monthly payments of $17 through January 1, 2012 [Member]
Long Term Debt
Long-term Debt excluding capital lease obligation			100
Promissory Note, 4.4% due in monthly payments of $8 through December 23, 2011 [Member]
Long Term Debt
Long-term Debt excluding capital lease obligation			$ 38

Long Term Debt (Details Textual) (USD $)	3 Months Ended		6 Months Ended			6 Months Ended		6 Months Ended	3 Months Ended		6 Months Ended				6 Months Ended		6 Months Ended		6 Months Ended
	Jul. 28, 2012	Jul. 30, 2011	Jul. 28, 2012	Jul. 30, 2011	May 16, 2012 Secured Debt [Member]	Jul. 28, 2012 Senior Secured Term Loan Facility [Member]	May 16, 2012 Senior Secured Term Loan Facility [Member] Secured Debt [Member]	Jul. 28, 2012 Senior Notes [Member]	Jul. 28, 2012 ABL Line of Credit [Member]	Jul. 30, 2011 ABL Line of Credit [Member]	Jul. 28, 2012 ABL Line of Credit [Member]	Jul. 30, 2011 ABL Line of Credit [Member]	Jan. 28, 2012 ABL Line of Credit [Member]	Sep. 02, 2011 ABL Line of Credit [Member]	Jul. 28, 2012 ABL Line of Credit [Member] Minimum [Member]	Sep. 02, 2011 ABL Line of Credit [Member] Minimum [Member]	Jul. 28, 2012 ABL Line of Credit [Member] Maximum [Member]	Sep. 02, 2011 ABL Line of Credit [Member] Maximum [Member]	Jul. 28, 2012 Promissory Note, non-interest bearing [Member]	Jul. 28, 2012 Promissory Note, 4.4% [Member]	Jul. 28, 2012 Term Loan [Member]	Jul. 28, 2012 Term Loan [Member] Secured Debt [Member]	Jul. 28, 2012 October 27,2012 [Member] Senior Secured Term Loan Facility [Member] Minimum [Member]	Jul. 28, 2012 October 27,2012 [Member] Senior Secured Term Loan Facility [Member] Maximum [Member]	Jul. 28, 2012 November 2, 2013 [Member] Senior Secured Term Loan Facility [Member] Minimum [Member]	Jul. 28, 2012 November 2, 2013 [Member] Senior Secured Term Loan Facility [Member] Maximum [Member]	Jul. 28, 2012 November 1, 2014 [Member] Senior Secured Term Loan Facility [Member] Minimum [Member]	Jul. 28, 2012 November 1, 2014 [Member] Senior Secured Term Loan Facility [Member] Maximum [Member]	Jul. 28, 2012 October 31, 2015 [Member] Senior Secured Term Loan Facility [Member] Minimum [Member]	Jul. 28, 2012 October 31, 2015 [Member] Senior Secured Term Loan Facility [Member] Maximum [Member]	Jul. 28, 2012 January 30, 2016 and thereafter [Member] Senior Secured Term Loan Facility [Member] Minimum [Member]	Jul. 28, 2012 January 30, 2016 and thereafter [Member] Senior Secured Term Loan Facility [Member] Maximum [Member]
Long Terms Debt (Textual) [Abstract]
Line of Credit Facility, Maximum Borrowing Capacity							$ 1,000,000,000							$ 600,000,000
Outstanding amount					950,500,000				18,200,000	79,000,000	18,200,000	79,000,000	190,000,000
Amount of Term B loan repaid			135,749,000	790,050,000																		119,300,000
Interest rate margin applicable to the Company's Term Loan Facility (Basis Points)			50
Periodic payment amount						2,400,000													17,000	8,000
Debt instrument payment date			Jul 28, 2012
Prepayment amount of term loan			9,500,000
Non-cash loss on the extinguishment of debt	(3,413,000)		(3,413,000)	(37,764,000)
Debt extinguishment fees	3,100,000
Consolidated leverage ratio compared with total debt to adjusted EBITDA																							1	6.75	1	6.25	1	5.5	1	5	1	4.75
Consolidated interest coverage ratio expense to Adjusted EBITDA																							1	1.75	1	1.85			1	2	1	2.1
Senior Secured Term Loan Facility, Interest Rate under sub Option two of Term Two						0.50%
Senior Secured Term Loan Facility, Interest Rate under sub Option two of Term one						1.50%
Senior Secured Term Loan Facility, Interest Rate under sub Option three of Term Two, Description						one-month plus 1.00%, plus, in each case, an applicable margin
Senior Secured Term Loan Facility, Interest Rate under sub Option three of Term Two, Spread On Variable rate						1.00%
Senior Secured Term Loan Facility, Interest Rate, Period End	5.50%		5.50%
ABL line of credit extendable borrowing amount														900,000,000
Administrative agent plus applicable margin Interest rate																1.75%		2.25%
Prime rate plus applicable margin Interest rate																0.75%		1.25%
Fee unused loan commitments percentage											0.38%
Fee line of credit loan commitments percentage															0.75%		1.00%
ABL line of credit average outstanding amount									10,900,000	30,900,000	46,900,000	51,500,000
ABL line of credit average interest rate									2.30%	4.30%	2.10%	4.40%
ABL line of credit maximum borrowing amount									50,000,000	87,900,000	213,700,000	184,900,000
ABL line of credit Available amount									390,900,000	272,300,000	390,900,000	272,300,000
ABL line of credit Borrowing rate									4.00%	3.80%	4.00%	3.80%
Debt instrument, Face Amount						1,000,000		450,000	600,000		600,000
Senior Secured Term Loan, Floor Rate						1.50%
Senior Secured Term Loan, Spread on variable rate						4.80%
Senior Secured Term Loan Facility, Repayment Period, Start Date						Jan 30, 2016
Senior Secured Term Loan Facility, Repayment Period, End Date						Jan 28, 2017
Senior Notes, 10%, Repayment Period, Start Date								Feb 15, 2013
Senior Notes, 10%, Repayment Period, End date								Sep 15, 2019
Debt Instrument, Maturity Date								Feb 15, 2019											Jan 1, 2012	Dec 23, 2011
ABL Senior Secured Revolving Facility, Expiration Date						Feb 23, 2017					Sep 2, 2016
Long Term Debt, Stated Interest Rate						4.80%		10.00%												4.40%
Deferred financing fees net									27,500,000	33,100,000	27,500,000	33,100,000	31,500,000
Amortization of deferred financing fees			2,700,000	5,000,000					1,300,000	2,400,000
Deferred financing fees	700,000		700,000
Deferred financing fees net			$ 2,724,000	$ 4,957,000																	$ 2,000,000

Restructuring and Separation (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jul. 28, 2012	Jul. 30, 2011	Jul. 28, 2012	Jul. 30, 2011
Summarizes charges incurred to restructuring and separation costs
Severance-restructuring -separation cost, beginning balance			$ 979	$ 1,237
Severance-restructuring -separation cost, Charges	328	5,190	1,806	5,190
Severance-restructuring -separation cost, cash payment			(1,935)	(3,474)
Severance-restructuring -separation cost, other
Severance-restructuring -separation cost, ending balance	850	2,953	850	2,953
Severance-Restructuring [Member]
Summarizes charges incurred to restructuring and separation costs
Severance-restructuring -separation cost, beginning balance				6
Severance-restructuring -separation cost, Charges			728	3,360
Severance-restructuring -separation cost, cash payment			(728)	(1,729)
Severance-restructuring -separation cost, other
Severance-restructuring -separation cost, ending balance		1,637		1,637
Severance-Separation Cost [Member]
Summarizes charges incurred to restructuring and separation costs
Severance-restructuring -separation cost, beginning balance			979	1,231
Severance-restructuring -separation cost, Charges			1,078	1,830
Severance-restructuring -separation cost, cash payment			(1,207)	(1,745)
Severance-restructuring -separation cost, other
Severance-restructuring -separation cost, ending balance	$ 850	$ 1,316	$ 850	$ 1,316

Restructuring and Separation (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jul. 28, 2012	Jul. 30, 2011	Jul. 28, 2012	Jul. 30, 2011
Restructuring and Separation Costs (Textual) [Abstract]
Severance charge	$ 0.3	$ 5.2	$ 1.8	$ 5.2

Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Jul. 28, 2012	Jan. 28, 2012	Jul. 30, 2011
Level 1 [Member]
Assets:
Cash equivalents (including restricted cash)	$ 34,946	$ 34,915	$ 37,359
Level 2 [Member] | Interest Rate Cap Agreements [Member]
Assets:
Interest rate cap agreements (a)	180	114	1,417
Level 3 [Member]
Assets:
Note Receivable (b)	$ 758	$ 763	$ 1,099

Fair Value Measurements (Details 1) (USD $) In Thousands, unless otherwise specified	Jul. 28, 2012	Jan. 28, 2012	Jul. 30, 2011
Fair Value of Debt [Abstract]
Total debt , Carrying amount	$ 1,400,631	$ 1,589,123	$ 1,507,403
Total Debt , Fair Value	1,426,506	1,567,247	1,509,653
$450,000 Senior Notes, 10%, due at maturity on February 15, 2019, semi-annual interest payments on August 15 and February 15, from August 15, 2012 to February 15, 2019 [Member]
Fair Value of Debt [Abstract]
$1,000,000 Senior Secure Term Loan Facility and $450,000 Senior Notes,10% due at maturity on February Carrying Amount	450,000	450,000	450,000
1,000,000 Senior Secure Term Loan Facility and $450,000 Senior Note,10% due at maturity on February fair value Amount	475,875	432,000	452,250
Senior Secured Term Loans [Member]
Fair Value of Debt [Abstract]
$1,000,000 Senior Secure Term Loan Facility and $450,000 Senior Notes,10% due at maturity on February Carrying Amount	932,431	949,123	978,265
1,000,000 Senior Secure Term Loan Facility and $450,000 Senior Note,10% due at maturity on February fair value Amount	932,431	945,247	978,265
Revolving Credit Facility [Member]
Fair Value of Debt [Abstract]
$600,000 ABL Senior Secured Revolving Facility, LIBOR plus spread based on average outstanding balance, expires September 2, 2016. Carrying Amount	18,200	190,000	79,000
$600,000 ABL Senior Secured Revolving Facility, LIBOR plus spread based on average outstanding balance, expires September 2, 2016. Fair value	18,200	190,000	79,000
Other Debt Obligations [Member]
Fair Value of Debt [Abstract]
Other debt (b) Carrying Value			138
Other debt (b) Fair Value			$ 138

Fair Value Measurements (Details Textual) (USD $)	12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended
Jul. 28, 2012	Jul. 28, 2012 Maximum [Member]	Jul. 28, 2012 Interest Rate Cap Agreements [Member]	Jul. 28, 2012 Level 3 [Member]	Jul. 28, 2012
$1,000,000 Senior Secured Term Loan Facility, LIBOR (with a floor of 1.5%) plus 4.8% due in quarterly payments of $2,400 from August 3, 2013 to January 28, 2017, matures on February 23, 2017 [Member]
Jul. 28, 2012
$1,000,000 Senior Secured Term Loan Facility, LIBOR (with a floor of 1.5%) plus 4.8% due in quarterly payments of $2,400 from August 3, 2013 to January 28, 2017, matures on February 23, 2017 [Member]
Floor Rate [Member]
							Jul. 28, 2012 $600,000 ABL Senior Secured Revolving Facility, LIBOR plus spread based on average outstanding balance, expires September 2, 2016 [Member]	Jul. 28, 2012 $450,000 Senior Notes, 10%, due at maturity on February 15, 2019, semi-annual interest payments on August 15 and February 15, from August 15, 2012 to February 15, 2019 [Member]
Fair Value Measurements (Textual) [Abstract]
Debt instrument amount					$ 1,000,000		$ 600,000	$ 450,000
Periodic payment amount					2,400
Debt instrument stated rate					4.80%	1.50%		10.00%
Credit valuation adjustments			100,000
Change in fair value of note receivable partial payment				500,000
Borrowings increments number of days		30 days
Fair Value Measurement (Additional Textual) [Abstract]
Partially offset by unrealized gains	200,000
Fair value of debt exclusive of capital leases	1,426,500,000
Carrying value of debt exclusive of capital leases	$ 1,400,600,000

Derivative Instruments and Hedging Activities (Details) (Not Designated as Hedging Instrument [Member], Interest Rate Cap Agreements [Member], USD $) In Thousands, unless otherwise specified	Jul. 28, 2012 Other Assets [Member]	Jan. 28, 2012 Other Assets [Member]	Jul. 30, 2011 Other Assets [Member]	Jul. 28, 2012 Other Liabilities [Member]	Jan. 28, 2012 Other Liabilities [Member]	Jul. 30, 2011 Other Liabilities [Member]	Jul. 28, 2012 Interest Expenses [Member]	Jul. 30, 2011 Interest Expenses [Member]	Jul. 28, 2012 Interest Expenses [Member]	Jul. 30, 2011 Interest Expenses [Member]
Derivative, Fair Value, Net
Assets Derivative	$ 180	$ 114	$ 1,417
Derivative Liability, Fair Value, Net
Liability Derivatives
Derivative Instruments, Gain (Loss) Recognized in Income, Net
Amount of Loss Recognized in Income on Derivative							$ 66	$ 610	$ (66)	$ 1,862

Derivative Instruments And Hedging Activities (Details Textual) (Interest Rate Cap Agreements [Member], USD $) In Millions, unless otherwise specified	6 Months Ended
	Jul. 28, 2012 Agreement	Jan. 28, 2012
Interest Rate Cap Agreements [Member]
Derivative Instruments and Hedging Activities (Textual) [Abstract]
Notional principal amount		$ 450
Interest cap rate	7.00%
Interest cap rate terminates	May 31, 2015
Number of Interest rate cap agreements	2

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	Jul. 28, 2012	Jan. 28, 2012	Jul. 30, 2011
Income Taxes [Abstract]
Current Deferred Tax Asset	$ 21,190	$ 23,243	$ 22,313
Non-Current Deferred Tax Liability	265,651	276,985	275,872
Net Deferred Tax Liability	$ 244,461	$ 253,742	$ 253,559

Income Taxes (Details Textual) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jul. 28, 2012	Jan. 28, 2012	Jul. 30, 2011
Income Taxes (Textual) [Abstract]
Valuation allowances	$ 6.1	$ 6.1	$ 5.8
Estimated effective income tax rate	38.20%
Full Valuation Allowance	1.2	1.2
Maximum [Member]
Income Taxes (Textual) [Abstract]
Various expiration periods maximum range	20 years
Unrecognized tax benefits	9
Minimum [Member]
Income Taxes (Textual) [Abstract]
Various expiration periods minimum range	5 years
Unrecognized tax benefits	$ 7.5

Stock Option and Award Plans and Stock-Based Compensation (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jul. 28, 2012	Jul. 30, 2011	Jul. 28, 2012	Jul. 30, 2011
Stock Option and Award Plans and Stock-Based Compensation [Abstract]
Stock Option Compensation	$ 550	$ 82	$ 917	$ 545
Restricted Stock Compensation	62	113	486	355
Total	$ 612	$ 195	$ 1,403	$ 900

Stock Option and Award Plans and Stock-Based Compensation (Details 1) (USD $)	6 Months Ended
Jul. 28, 2012
Stock option transactions
Outstanding	477,338
Stock Options [Member]
Stock option transactions
Outstanding	472,673
Options Granted , Number of Units	39,000
Options Forfeited , Number of Units	(20,101)
Options Exercised, Number of units	(14,234)
Outstanding	477,338
Options Outstanding 28 January 2012, Weighted average exercise price per unit	$ 69.86
Options Granted ,Weighted Average Exercise Per Unit	$ 83.08
Options Forfeited ,Weighted Average Exercise Per Unit	$ (74.44)
Options Exercised ,Weighted Average Exercise Per Unit	$ (30.6)
Options Outstanding 28 July 2012, Weighted average exercise price per unit	$ 72.72

Stock Option and Award Plans and Stock-Based Compensation (Details 2) (USD $)	6 Months Ended
Jul. 28, 2012
Non-vested stock option
Outstanding	477,338
Non-Vested Options [Member]
Non-vested stock option
Outstanding	290,464
Awards Granted	39,000
Vested , Number of Units	(37,391)
Adjustment of forfeitures	(12,668)
Outstanding	279,405
Options Outstanding 28 January 2012, Weighted average exercise price per unit	$ 34.12
Granted , Weighted Average Grant Date Fair Value Per Unit	$ 46.56
Vested , Weighted Average Grant Date Fair Value Per Unit	$ (36.63)
Forfeited , Weighted Average Grant Date Fair Value Per Unit	$ (40.48)
Options Outstanding 28 July 2012, Weighted average exercise price per unit	$ 38

Stock Option and Award Plans and Stock-Based Compensation (Details 3) (USD $)	6 Months Ended
Jul. 28, 2012
Weighted Average Grant Date Fair Value of Options Issued at an exercise price of:
Number Outstanding at 28 July 2012	477,338
Number Exercisable at 28 July 2012	197,933
Range One [Member]
Weighted Average Grant Date Fair Value of Options Issued at an exercise price of:
Exercise Prices	$ 30.6
Number Outstanding at 28 July 2012	217,594
Weighted Average Remaining Contractual Life (Years)	6 years 7 months 6 days
Number Exercisable at 28 July 2012	109,223
Weighted Average Remaining Contractual Life (Years)	6 years
Range Two [Member]
Weighted Average Grant Date Fair Value of Options Issued at an exercise price of:
Exercise Prices	$ 50
Number Outstanding at 28 July 2012	55,667
Weighted Average Remaining Contractual Life (Years)	9 years 1 month 6 days
Range Three [Member]
Weighted Average Grant Date Fair Value of Options Issued at an exercise price of:
Exercise Prices	$ 65
Number Outstanding at 28 July 2012	25,333
Weighted Average Remaining Contractual Life (Years)	9 years 10 months 24 days
Range Four [Member]
Weighted Average Grant Date Fair Value of Options Issued at an exercise price of:
Exercise Prices	$ 120
Number Outstanding at 28 July 2012	40,500
Weighted Average Remaining Contractual Life (Years)	9 years 3 months 18 days
Range Five [Member]
Weighted Average Grant Date Fair Value of Options Issued at an exercise price of:
Exercise Prices	$ 120.6
Number Outstanding at 28 July 2012	124,244
Weighted Average Remaining Contractual Life (Years)	5 years 6 months
Number Exercisable at 28 July 2012	74,710
Weighted Average Remaining Contractual Life (Years)	4 years 3 months 18 days
Range Six [Member]
Weighted Average Grant Date Fair Value of Options Issued at an exercise price of:
Exercise Prices	$ 270
Number Outstanding at 28 July 2012	14,000
Weighted Average Remaining Contractual Life (Years)	7 months 6 days
Number Exercisable at 28 July 2012	14,000
Weighted Average Remaining Contractual Life (Years)	7 months 6 days

Stock Option and Award Plans and Stock-Based Compensation (Details 4) (USD $)	6 Months Ended
Jul. 28, 2012
Options to purchase units vested and expected to vest
Options	401,375
Range One [Member]
Options to purchase units vested and expected to vest
Exercise Prices, Vested and Expected to Vest as of July 28 2012	$ 30.6
Options	180,015
Weighted Average Remaining Contractual Life (Years)	6 years 6 months
Weighted Average Exercise Price	$ 30.6
Range Two [Member]
Options to purchase units vested and expected to vest
Exercise Prices, Vested and Expected to Vest as of July 28 2012	$ 50
Options	44,533
Weighted Average Remaining Contractual Life (Years)	9 years 1 month 6 days
Weighted Average Exercise Price	$ 50
Range Three [Member]
Options to purchase units vested and expected to vest
Exercise Prices, Vested and Expected to Vest as of July 28 2012	$ 65
Options	22,293
Weighted Average Remaining Contractual Life (Years)	9 years 10 months 24 days
Weighted Average Exercise Price	$ 65
Range Four [Member]
Options to purchase units vested and expected to vest
Exercise Prices, Vested and Expected to Vest as of July 28 2012	$ 120
Options	32,400
Weighted Average Remaining Contractual Life (Years)	9 years 3 months 18 days
Weighted Average Exercise Price	$ 120
Range Five [Member]
Options to purchase units vested and expected to vest
Exercise Prices, Vested and Expected to Vest as of July 28 2012	$ 120.6
Options	108,134
Weighted Average Remaining Contractual Life (Years)	5 years 3 months 18 days
Weighted Average Exercise Price	$ 120.6
Range Six [Member]
Options to purchase units vested and expected to vest
Exercise Prices, Vested and Expected to Vest as of July 28 2012	$ 270
Options	14,000
Weighted Average Remaining Contractual Life (Years)	7 months 6 days
Weighted Average Exercise Price	$ 270

Stock Option and Award Plans and Stock-Based Compensation (Details 5) (USD $)	6 Months Ended								7 Months Ended	6 Months Ended		7 Months Ended	6 Months Ended		7 Months Ended	6 Months Ended		7 Months Ended	6 Months Ended		7 Months Ended
	Jul. 28, 2012	Jul. 30, 2011	Jul. 28, 2012 Minimum [Member]	Jul. 30, 2011 Minimum [Member]	Jul. 28, 2012 Maximum [Member]	Jul. 30, 2011 Maximum [Member]	Jul. 28, 2012 Weighted average of option at exercise price five [Member]	Jul. 28, 2012 30.60 [Member]	Jul. 30, 2010 30.60 [Member]	Jul. 28, 2012 30.60 [Member] Weighted average of option at exercise price one [Member]	Jul. 28, 2012 50.00 [Member]	Jul. 30, 2010 50.00 [Member]	Jul. 28, 2012 50.00 [Member] Weighted average of option at exercise price two [Member]	Jul. 28, 2012 65.00 [Member]	Jul. 30, 2010 65.00 [Member]	Jul. 28, 2012 65.00 [Member] Weighted average of option at exercise price three [Member]	Jul. 28, 2012 120.00 [Member]	Jul. 30, 2010 120.00 [Member]	Jul. 28, 2012 120.00 [Member] Weighted average of option at exercise price four [Member]	Jul. 28, 2012 120.60 [Member]	Jul. 30, 2010 120.60 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-Free Interest Rate			1.00%	2.40%	1.30%	3.80%
Expected Volatility	35.00%	30.50%
Expected Life (years)	6 years 7 months 6 days			6 years 4 months 292 days		10 years
Contractual Life (years)	10 years	10 years
Expected Dividend Yield	0.00%	0.00%
Weighted Average Grant Date Fair Value of Options Issued at an exercise price of:
Weighted Average Grant Date Fair Value of Options Issued at an exercise price							$ 120.6		$ 20.57	$ 30.6	$ 27.14	$ 14.35	$ 50	$ 54.51		$ 65	$ 30.49	$ 10.19	$ 120		$ 12.64

Stock Option and Award Plans and Stock Based Compensation (Details 6)	6 Months Ended
Jul. 28, 2012
Restricted Stock Awards Transactions
Outstanding	477,338
Restricted Stock [Member]
Restricted Stock Awards Transactions
Outstanding	91,571
Awards Granted	5,000
Adjustment of forfeitures
Awards Retired	(111)
Outstanding	96,460

Stock Option and Award Plans and Stock Based Compensation (Details 7) (Restricted Stock [Member], USD $)	6 Months Ended
Jul. 28, 2012
Restricted Stock [Member]
Non-vested Award transactions
Non-Vested Awards/Options Outstanding, Number of Awards/Units	28,122
Awards Granted, Number of Awards	5,000
Awards Vested, Number of Awards	(28,122)
Awards Forfeited, Number of Awards
Non-Vested Awards/Options Outstanding, Number of Awards/Units	5,000
Non-Vested Award/Options Outstanding, Weighted Average Grant Date Fair Value per Unit	$ 45.96
Awards Granted, Weighted Average Grant Date Fair Value Per Award	$ 61.12
Awards vested, Grant Date Fair Value Per Award	$ (45.96)
Awards Forfeited, Weighted Average Grant Date Fair Value Per Award
Non-Vested Award/Options Outstanding, Weighted Average Grant Date Fair Value per Unit	$ 61.12

Stock Option and Award Plans and Stock Based Compensation (Details Textual) (USD $)	3 Months Ended				6 Months Ended		3 Months Ended			6 Months Ended			6 Months Ended		3 Months Ended		3 Months Ended		6 Months Ended						6 Months Ended				6 Months Ended	3 Months Ended		6 Months Ended
	Jul. 28, 2012	Apr. 28, 2012	Jul. 30, 2011	Apr. 30, 2011	Jul. 28, 2012	Jul. 30, 2011	Jul. 30, 2011 Maximum [Member]	Jul. 28, 2012 Stock Options [Member]	Jul. 30, 2011 Stock Options [Member]	Jul. 28, 2012 Stock Options [Member]	Jul. 30, 2011 Stock Options [Member]	Jan. 28, 2012 Stock Options [Member]	Jul. 28, 2012 Restricted Stock [Member]	Jan. 28, 2012 Restricted Stock [Member]	Jul. 30, 2011 Restricted Stock [Member] Maximum [Member]	Jul. 28, 2012 Restricted Stock [Member] Maximum [Member]	Jul. 28, 2012 Restricted Stock Units [Member]	Jul. 30, 2011 Restricted Stock Units [Member]	Jul. 28, 2012 Restricted Stock Units [Member]	Jul. 30, 2011 Restricted Stock Units [Member]	Jul. 28, 2012 Common Class A [Member]	Apr. 13, 2006 Common Class A [Member]	Jul. 28, 2012 Common Class L [Member]	Apr. 13, 2006 Common Class L [Member]	Jul. 28, 2012 30.60 [Member]	Jul. 28, 2012 50.00 [Member]	Jul. 30, 2011 120.00 [Member]	Jul. 28, 2012 120.00 [Member]	Jul. 28, 2012 120.60 [Member]	Apr. 30, 2011 90 [Member]	Apr. 30, 2011 180 [Member]	Jul. 28, 2012 65 [Member]	Jul. 30, 2011 120 After may 17,2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding at 28 July 2012	477,338				477,338			477,338		477,338		472,673	96,460	91,571			91,460		91,460			9		1	217,594	55,667		40,500	124,244
Number of units reserved under plans	730,478				730,478																6,574,302		730,478
Number of share authorized under plan	730,478				730,478																6,574,302		730,478
Non cash compensation expense	$ 612,000	$ 791,000	$ 195,000	$ 705,000	$ 1,400,000	$ 900,000		$ 600,000		$ 900,000
Non-Cash Stock Based Compensation Expense	612,000		195,000		1,403,000	900,000
Grant date fair value of options issued at an exercise price																									$ 30.6	$ 50	$ 120		$ 120.6	$ 90	$ 180	$ 65	$ 120
Service-based awards grant vested percentage										40.00%	40.00%
Option exercisable period					60 days
Non cash compensation before adjustment of forfeitures	612,000		195,000		1,403,000	900,000
Adjustment of forfeitures								100,000	500,000	100,000	700,000
Non cash compensation net								400,000		600,000
Outstanding options to purchase units had vested percentage	41.50%				41.50%
Unearned non-cash stock-based compensation expected to recognize as expense over period					4 years 10 months 24 days
Requisite service period for stock option and restricted stock awards										5 years			3 years
Second and Third Anniversary of Excise option										All of the service-based awards granted during the three month period ended April 28, 2012 and April 30, 2011 vest 40% on the second anniversary of the award with the remaining amount vesting ratably over the subsequent three years. The final exercise date for any option granted is the tenth anniversary of the grant date.			All awards granted typically vest 50% on the second anniversary of the grant and 50% on the third anniversary of the grant.
Service-based awards grant vested period					3 years
Non-cash restricted stock compensation expense, inclusive of forfeitures	0				0	200,000									100,000
Expects to recognize as expense over period													2 years 9 months 18 days
Stock compensation Expense						100,000	100,000										100,000	100,000	500,000	400,000
Each unit consists of number of stock	477,338				477,338			477,338		477,338		472,673	96,460	91,571			91,460		91,460			9		1	217,594	55,667		40,500	124,244
All awards grants vest on third anniversary					50.00%
All awards grants vest on second anniversary					50.00%
Unearned non-cash stock-based compensation								$ 4,800,000		$ 4,800,000						$ 200,000

Other Current Liabilities (Details Textual) (USD $)	Jul. 28, 2012	Jan. 28, 2012	Jul. 30, 2011
Other Current Liabilities (Textual) [Abstract]
Customer liabilities	$ 28,300,000	$ 29,700,000	$ 29,300,000
Self-insurance reserves	47,000,000	49,600,000	50,300,000
Self-insurance reserve expected to be paid	236,212,000	221,343,000	214,733,000
Remaining respective balances of Self-insurance reserve	214,479,000	224,352,000	210,547,000
Insurance-related Assessments [Member]
Other Current Liabilities (Textual) [Abstract]
Self-insurance reserve expected to be paid	18,500,000	19,100,000	19,100,000
Remaining respective balances of Self-insurance reserve	$ 28,500,000	$ 30,500,000	$ 31,200,000

Commitments and Contingencies (Details Textual) (USD $) In Millions, unless otherwise specified	Jul. 28, 2012 Store	Jan. 28, 2012	Jul. 30, 2011
Commitments and Contingencies (Textual) [Abstract]
Reserves relating to legal claims	$ 2.9	$ 6.1	$ 7.1
Property Subject to or Available for Operating Lease, Number of Units	22
Minimum lease payments for operating leases February 2, 2013	120.3
Minimum lease payments for operating leases February 1, 2014	223.5
Minimum lease payments for operating leases January 31, 2015	202
Minimum lease payments for operating leases January 30, 2016	177.1
Minimum lease payments for operating leases January 28, 2017	748
Letters of Credit, Outstanding amount	44.5	35.3	52.4
Relocated Stores [Member]
Commitments and Contingencies (Textual) [Abstract]
Property Subject to or Available for Operating Lease, Number of Units	4
ABL Letter Of Credit [Member]
Commitments and Contingencies (Textual) [Abstract]
Letters of Credit, Outstanding amount	390.9	242.6	272.3
Guarantee Performance Under Insurance And Utility Agreement [Member]
Commitments and Contingencies (Textual) [Abstract]
Letters of Credit, Outstanding amount	26.8	27.7	32.1
Merchandising Agreement [Member]
Commitments and Contingencies (Textual) [Abstract]
Letters of Credit, Outstanding amount	$ 17.7	$ 7.6	$ 20.3

Condensed Guarantor Data (Details) (USD $) In Thousands, unless otherwise specified	Jul. 28, 2012	Apr. 28, 2012	Jan. 28, 2012	Jul. 30, 2011	Apr. 30, 2011	Jan. 29, 2011
Current Assets:
Cash and Cash Equivalents	$ 31,670		$ 35,664	$ 31,808		$ 30,214
Restricted Cash and Cash Equivalents	34,800		34,800	37,271
Accounts Receivable	31,389		40,119	28,018
Merchandise Inventories	636,848		682,260	665,204
Deferred Tax Assets	21,190		23,243	22,313
Prepaid and Other Current Assets	47,026		40,062	38,137
Prepaid Income Taxes	32,628		21,319	45,696
Intercompany Receivable
Assets Held for Sale			521	1,113
Total Current Assets	835,551		877,988	869,560
Property and Equipment - Net of Accumulated Depreciation	868,030		865,215	858,161
Tradenames	238,000		238,000	238,000
Favorable Leases - Net of Accumulated Amortization	238,000		359,903	374,937
Goodwill	47,064		47,064	47,064
Investment in Subsidiaries
Other Assets	109,685		112,973	95,549
Total Assets	2,443,885		2,501,143	2,483,271
Current Liabilities:
Accounts Payable	446,957		276,285	415,086
Other Current Liabilities	236,212		221,343	214,733
Intercompany Payable
Current Maturities of Long Term Debt	3,122		7,659	3,272
Total Current Liabilities	686,291		505,287	633,091
Long Term Debt	1,421,169		1,605,464	1,528,411
Other Liabilities	214,479		224,352	210,547
Deferred Tax Liabilities	265,651		276,985	275,872
Investment in Subsidiaries	0
Commitments and Contingencies
Stockholder's (Deficit) Equity:
Common Stock
Capital in Excess of Par Value	476,633		474,569	468,412
(Accumulated Deficit) Retained Earnings	(620,338)		(585,514)	(633,062)
Total Stockholder's Deficit	(143,705)	(113,327)	(110,945)	(164,650)	(132,392)	187,512
Total Liabilities and Stockholder's Deficit	2,443,885		2,501,143	2,483,271
Holdings [Member]
Current Assets:
Cash and Cash Equivalents
Restricted Cash and Cash Equivalents
Accounts Receivable
Merchandise Inventories
Deferred Tax Assets
Prepaid and Other Current Assets
Prepaid Income Taxes
Intercompany Receivable
Assets Held for Sale
Total Current Assets
Property and Equipment - Net of Accumulated Depreciation
Tradenames
Favorable Leases - Net of Accumulated Amortization
Goodwill
Investment in Subsidiaries
Other Assets
Total Assets
Current Liabilities:
Accounts Payable
Other Current Liabilities
Intercompany Payable
Current Maturities of Long Term Debt
Total Current Liabilities
Long Term Debt
Other Liabilities
Deferred Tax Liabilities
Investment in Subsidiaries	143,705		110,945	164,650
Commitments and Contingencies
Stockholder's (Deficit) Equity:
Common Stock
Capital in Excess of Par Value	476,663		474,569	468,412
(Accumulated Deficit) Retained Earnings	(620,338)		(585,514)	(633,062)
Total Stockholder's Deficit	(143,705)		(110,945)	(164,650)
Total Liabilities and Stockholder's Deficit
BCFW [Member]
Current Assets:
Cash and Cash Equivalents	4,811		11,522	4,476		7,168
Restricted Cash and Cash Equivalents	34,800		34,800	34,800
Accounts Receivable	23,931		21,037	18,757
Merchandise Inventories
Deferred Tax Assets	11,761		10,008	7,903
Prepaid and Other Current Assets	17,802		13,628	15,774
Prepaid Income Taxes	30,548		18,964	42,782
Intercompany Receivable
Assets Held for Sale
Total Current Assets	123,653		109,959	124,492
Property and Equipment - Net of Accumulated Depreciation	77,119		80,220	78,781
Tradenames	238,000		238,000	238,000
Favorable Leases - Net of Accumulated Amortization
Goodwill	47,064		47,064	47,064
Investment in Subsidiaries	2,073,574		1,995,796	1,845,607
Other Assets	27,922		31,696	38,609
Total Assets	2,587,332		2,502,735	2,372,553
Current Liabilities:
Accounts Payable	446,957		276,285	415,086
Other Current Liabilities	126,061		134,874	115,248
Intercompany Payable	625,998		471,255	361,125
Current Maturities of Long Term Debt	2,376		6,953	2,500
Total Current Liabilities	1,201,392		889,367	893,959
Long Term Debt	1,398,255		1,582,169	1,504,765
Other Liabilities	46,942		56,909	50,087
Deferred Tax Liabilities	84,448		85,235	88,392
Investment in Subsidiaries
Commitments and Contingencies
Stockholder's (Deficit) Equity:
Common Stock
Capital in Excess of Par Value	476,633		474,569	468,412
(Accumulated Deficit) Retained Earnings	(620,338)		(585,514)	(633,062)
Total Stockholder's Deficit	(1,437,050)		(110,945)	(164,650)
Total Liabilities and Stockholder's Deficit	2,587,332		2,502,735	2,372,553
Guarantors [Member]
Current Assets:
Cash and Cash Equivalents	26,859		24,142	27,332		23,046
Restricted Cash and Cash Equivalents	0			2,471
Accounts Receivable	7,458		19,082	9,261
Merchandise Inventories	636,848		682,260	665,204
Deferred Tax Assets	9,429		13,235	14,410
Prepaid and Other Current Assets	29,224		26,434	22,363
Prepaid Income Taxes	2,080		2,355	2,914
Intercompany Receivable	625,998		471,255	361,125
Assets Held for Sale			521	1,113
Total Current Assets	1,337,896		1,239,284	1,106,193
Property and Equipment - Net of Accumulated Depreciation	790,911		784,995	779,380
Tradenames
Favorable Leases - Net of Accumulated Amortization	345,555		359,903	374,937
Goodwill
Investment in Subsidiaries
Other Assets	81,763		81,277	56,940
Total Assets	2,556,125		2,465,459	2,137,405
Current Liabilities:
Accounts Payable
Other Current Liabilities	110,151		86,469	99,485
Intercompany Payable
Current Maturities of Long Term Debt	746		706	772
Total Current Liabilities	110,897		87,175	100,257
Long Term Debt	22,914		23,295	23,646
Other Liabilities	167,537		167,443	160,460
Deferred Tax Liabilities	181,203		191,750	187,480
Investment in Subsidiaries
Commitments and Contingencies
Stockholder's (Deficit) Equity:
Common Stock
Capital in Excess of Par Value	1,063,182		1,063,180	1,063,182
(Accumulated Deficit) Retained Earnings	1,010,392		932,616	782,425
Total Stockholder's Deficit	(1,929,869)		1,995,796	1,845,607
Total Liabilities and Stockholder's Deficit	2,556,125		2,465,459	2,317,450
Eliminations [Member]
Current Assets:
Cash and Cash Equivalents
Restricted Cash and Cash Equivalents
Accounts Receivable
Merchandise Inventories
Deferred Tax Assets
Prepaid and Other Current Assets
Prepaid Income Taxes
Intercompany Receivable	(625,998)		(471,255)	(361,125)
Assets Held for Sale
Total Current Assets	(625,998)		(471,255)	(361,125)
Property and Equipment - Net of Accumulated Depreciation
Tradenames
Favorable Leases - Net of Accumulated Amortization
Goodwill
Investment in Subsidiaries	(2,073,574)		(1,995,796)	1,845,607
Other Assets
Total Assets	(2,699,572)		(2,467,051)	(2,206,732)
Current Liabilities:
Accounts Payable
Other Current Liabilities
Intercompany Payable	(625,998)		(471,255)	(361,125)
Current Maturities of Long Term Debt
Total Current Liabilities	(625,998)		(471,255)	(361,125)
Long Term Debt
Other Liabilities	0
Deferred Tax Liabilities	0
Investment in Subsidiaries	(143,705)		(110,945)	(164,650)
Commitments and Contingencies
Stockholder's (Deficit) Equity:
Common Stock
Capital in Excess of Par Value	(1,539,815)		(1,537,749)	(1,531,594)
(Accumulated Deficit) Retained Earnings	(390,054)		(347,102)	(149,363)
Total Stockholder's Deficit	(143,705)		(1,884,851)	(1,680,957)
Total Liabilities and Stockholder's Deficit	$ (2,699,572)		$ (2,467,051)	$ (2,206,732)

Condensed Guarantor Data (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended
	Jul. 28, 2012	Apr. 28, 2012	Jul. 30, 2011	Apr. 30, 2011	Jul. 28, 2012	Jul. 30, 2011
REVENUES:
Net Sales	$ 864,181		$ 793,349		$ 1,846,603	$ 1,722,431
Other Revenue	7,559		7,095		15,093	14,343
Total Revenue	871,740		800,444		1,861,696	1,736,774
COSTS AND EXPENSES:
Cost of Sales	543,549		507,053		1,163,434	1,084,356
Selling and Administrative Expenses	306,190		276,705		613,327	565,533
Restructuring and Separation Costs (Note 4)	328		5,190		1,806	5,190
Depreciation and Amortization	39,979		37,367		79,903	73,987
Impairment Charges - Long-Lived Assets	66		25		78	34
Other Income, Net	(2,113)		(2,311)		(4,415)	(5,120)
Loss on Extinguishment of Debt	3,413				3,413	37,764
Interest Expense	27,629		32,310		57,108	63,164
Loss (Earnings) from Equity Investment
Total Costs and Expenses	919,041		856,339		1,914,654	1,824,908
(Loss) Income Before (Benefit) Provision for Income Taxes	(47,301)		(55,895)		(52,958)	(88,134)
(Benefit) Provision for Income Taxes	(16,044)		(23,132)		(17,761)	(34,314)
Net (Loss) Income	(31,257)	(3,940)	(32,763)	(21,057)	(35,197)	(53,820)
Holdings [Member]
REVENUES:
Net Sales
Other Revenue
Total Revenue
COSTS AND EXPENSES:
Cost of Sales
Selling and Administrative Expenses
Restructuring and Separation Costs (Note 4)
Depreciation and Amortization
Impairment Charges - Long-Lived Assets
Other Income, Net
Loss on Extinguishment of Debt
Interest Expense
Loss (Earnings) from Equity Investment	31,257		32,763		35,197	53,820
Total Costs and Expenses	31,257		32,763		35,197	53,820
(Loss) Income Before (Benefit) Provision for Income Taxes	(31,257)		(32,763)		(35,197)	(53,820)
(Benefit) Provision for Income Taxes
Net (Loss) Income	(31,257)		(32,763)		(35,197)	(53,820)
BCFW [Member]
REVENUES:
Net Sales
Other Revenue	47		95		78	179
Total Revenue	47		95		78	179
COSTS AND EXPENSES:
Cost of Sales
Selling and Administrative Expenses	50,528		43,523		98,040	82,675
Restructuring and Separation Costs (Note 4)	106		3,920		1,370	3,920
Depreciation and Amortization	6,835		5,709		13,236	10,588
Impairment Charges - Long-Lived Assets
Other Income, Net	(816)		(1,273)		(2,080)	(3,016)
Loss on Extinguishment of Debt	3,413				3,413	36,042
Interest Expense	27,124		31,791		56,081	61,059
Loss (Earnings) from Equity Investment	24,021		(13,704)		(77,777)	(62,871)
Total Costs and Expenses	63,169		69,966		92,283	128,397
(Loss) Income Before (Benefit) Provision for Income Taxes	(63,122)		(69,871)		(92,205)	(128,218)
(Benefit) Provision for Income Taxes	(31,865)		(37,108)		(57,008)	(74,398)
Net (Loss) Income	(31,257)		(32,763)		(35,197)	(53,820)
Guarantors [Member]
REVENUES:
Net Sales	864,181		793,349		1,846,603	1,722,431
Other Revenue	7,521		7,000		15,015	14,164
Total Revenue	871,693		800,349		1,861,618	1,736,595
COSTS AND EXPENSES:
Cost of Sales	543,549		507,053		1,163,434	1,084,356
Selling and Administrative Expenses	255,662		233,182		515,287	482,858
Restructuring and Separation Costs (Note 4)	222		1,270		436	1,270
Depreciation and Amortization	33,144		31,658		66,667	63,399
Impairment Charges - Long-Lived Assets	66		25		78	34
Other Income, Net	(1,297)		(1,038)		(2,335)	(2,104)
Loss on Extinguishment of Debt						1,722
Interest Expense	505		519		1,027	2,105
Loss (Earnings) from Equity Investment
Total Costs and Expenses	831,851		772,669		1,744,594	1,633,640
(Loss) Income Before (Benefit) Provision for Income Taxes	39,842		27,680		117,024	102,955
(Benefit) Provision for Income Taxes	15,821		13,976		39,247	40,084
Net (Loss) Income	24,201		13,704		77,777	62,871
Eliminations [Member]
REVENUES:
Net Sales
Other Revenue
Total Revenue
COSTS AND EXPENSES:
Cost of Sales
Selling and Administrative Expenses
Restructuring and Separation Costs (Note 4)
Depreciation and Amortization
Impairment Charges - Long-Lived Assets
Other Income, Net
Loss on Extinguishment of Debt
Interest Expense
Loss (Earnings) from Equity Investment	(7,236)		(19,059)		42,580	9,051
Total Costs and Expenses	(7,236)		(19,059)		42,580	9,051
(Loss) Income Before (Benefit) Provision for Income Taxes	7,236		19,059		(42,580)	(9,051)
(Benefit) Provision for Income Taxes
Net (Loss) Income	$ 7,236		$ 19,059		$ (42,580)	$ (9,051)

Condensed Guarantor Data (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended
	Jul. 28, 2012	Apr. 28, 2012	Jul. 30, 2011	Apr. 30, 2011	Jul. 28, 2012	Jul. 30, 2011
OPERATING ACTIVITIES
Net Cash Provided by Operating Activities					$ 250,594	$ 240,853
INVESTING ACTIVITIES
Cash Paid for Property and Equipment					(62,006)	(68,169)
Proceeds Received from Sale of Property and Equipment					634	108
Lease Acquisition Costs					(430)	(557)
Increase in Restricted Cash and Cash Equivalents						(7,007)
Other						33
Net Cash Used in Investing Activities					(61,802)	(75,592)
FINANCING ACTIVITIES
Proceeds from Long Term Debt - ABL Line of Credit					180,800	396,700
Proceeds from Long Term Debt - Notes Payable						450,000
Proceeds from Long Term Debt - Term Loan					(116,913)	990,000
Principal Payments on Long Term Debt - ABL Line of Credit					(352,600)	(486,300)
Principal Payments on Long Term Debt - Senior Discount Notes						(99,309)
Principal Payments on Long Term Debt - Senior Notes						(302,056)
Principal Payments on Long Term Debt					(340)	(413)
Principal Payments on Long Term Debt - Term Loan					(135,749)	(790,050)
Debt Issuance Costs					(760)	(25,080)
Intercompany Borrowings (Payments)
Stock Options Exercised and Related Tax Benefits	267	394	310		661	758
Payment of Dividends		1,700		297,900	(1,711)	(297,917)
Receipt of Dividends
Net Cash Used in Financing Activities					(192,786)	(163,667)
(Decrease)/Increase in Cash and Cash Equivalents					(3,994)	1,594
Cash and Cash Equivalents at Beginning of Period		35,664		30,214	35,664	30,214
Cash and Cash Equivalents at End of Period	31,670		31,808		31,670	31,808
Holdings [Member]
OPERATING ACTIVITIES
Net Cash Provided by Operating Activities
INVESTING ACTIVITIES
Cash Paid for Property and Equipment
Proceeds Received from Sale of Property and Equipment
Lease Acquisition Costs
Increase in Restricted Cash and Cash Equivalents
Other
Net Cash Used in Investing Activities
FINANCING ACTIVITIES
Proceeds from Long Term Debt - ABL Line of Credit
Proceeds from Long Term Debt - Notes Payable
Proceeds from Long Term Debt - Term Loan
Principal Payments on Long Term Debt - ABL Line of Credit
Principal Payments on Long Term Debt - Senior Discount Notes
Principal Payments on Long Term Debt - Senior Notes
Principal Payments on Long Term Debt
Principal Payments on Long Term Debt - Term Loan
Debt Issuance Costs
Intercompany Borrowings (Payments)
Stock Options Exercised and Related Tax Benefits
Payment of Dividends					(1,711)	(297,917)
Receipt of Dividends					1,711	297,917
Net Cash Used in Financing Activities
(Decrease)/Increase in Cash and Cash Equivalents
Cash and Cash Equivalents at Beginning of Period
Cash and Cash Equivalents at End of Period
BCFW [Member]
OPERATING ACTIVITIES
Net Cash Provided by Operating Activities					46,030	112,386
INVESTING ACTIVITIES
Cash Paid for Property and Equipment					(15,039)	(25,904)
Proceeds Received from Sale of Property and Equipment
Lease Acquisition Costs
Increase in Restricted Cash and Cash Equivalents						(7,007)
Other						33
Net Cash Used in Investing Activities					(15,039)	(32,878)
FINANCING ACTIVITIES
Proceeds from Long Term Debt - ABL Line of Credit					180,800	396,700
Proceeds from Long Term Debt - Notes Payable						450,000
Proceeds from Long Term Debt - Term Loan					116,913	990,000
Principal Payments on Long Term Debt - ABL Line of Credit					(352,600)	(486,300)
Principal Payments on Long Term Debt - Senior Discount Notes
Principal Payments on Long Term Debt - Senior Notes						(302,056)
Principal Payments on Long Term Debt
Principal Payments on Long Term Debt - Term Loan					(135,749)	(790,050)
Debt Issuance Costs					(760)	(25,080)
Intercompany Borrowings (Payments)					154,743	(18,253)
Stock Options Exercised and Related Tax Benefits					661	758
Payment of Dividends					(1,711)	(297,917)
Receipt of Dividends
Net Cash Used in Financing Activities					37,703	(82,198)
(Decrease)/Increase in Cash and Cash Equivalents					6,712	(2,690)
Cash and Cash Equivalents at Beginning of Period		11,522		7,168	11,522	7,168
Cash and Cash Equivalents at End of Period	4,811		4,476		4,811	4,476
Guarantors [Member]
OPERATING ACTIVITIES
Net Cash Provided by Operating Activities					204,564	128,467
INVESTING ACTIVITIES
Cash Paid for Property and Equipment					(46,967)	(42,265)
Proceeds Received from Sale of Property and Equipment					634	108
Lease Acquisition Costs					430	(557)
Increase in Restricted Cash and Cash Equivalents
Other
Net Cash Used in Investing Activities					(46,763)	(42,714)
FINANCING ACTIVITIES
Proceeds from Long Term Debt - ABL Line of Credit
Proceeds from Long Term Debt - Notes Payable
Proceeds from Long Term Debt - Term Loan
Principal Payments on Long Term Debt - ABL Line of Credit					0
Principal Payments on Long Term Debt - Senior Discount Notes						(99,309)
Principal Payments on Long Term Debt - Senior Notes
Principal Payments on Long Term Debt					(340)	(413)
Principal Payments on Long Term Debt - Term Loan					0
Debt Issuance Costs					0
Intercompany Borrowings (Payments)					(154,743)	18,253
Stock Options Exercised and Related Tax Benefits					0
Payment of Dividends
Receipt of Dividends
Net Cash Used in Financing Activities					(155,083)	(81,469)
(Decrease)/Increase in Cash and Cash Equivalents					2,718	4,284
Cash and Cash Equivalents at Beginning of Period		24,142		23,046	24,142	23,046
Cash and Cash Equivalents at End of Period	26,859		27,332		26,859	27,332
Eliminations [Member]
OPERATING ACTIVITIES
Net Cash Provided by Operating Activities
INVESTING ACTIVITIES
Cash Paid for Property and Equipment
Proceeds Received from Sale of Property and Equipment
Lease Acquisition Costs
Increase in Restricted Cash and Cash Equivalents
Other
Net Cash Used in Investing Activities
FINANCING ACTIVITIES
Proceeds from Long Term Debt - ABL Line of Credit
Proceeds from Long Term Debt - Notes Payable
Proceeds from Long Term Debt - Term Loan
Principal Payments on Long Term Debt - ABL Line of Credit
Principal Payments on Long Term Debt - Senior Discount Notes
Principal Payments on Long Term Debt - Senior Notes
Principal Payments on Long Term Debt
Principal Payments on Long Term Debt - Term Loan
Debt Issuance Costs
Intercompany Borrowings (Payments)
Stock Options Exercised and Related Tax Benefits
Payment of Dividends					1,711	297,917
Receipt of Dividends					(1,711)	(297,917)
Net Cash Used in Financing Activities
(Decrease)/Increase in Cash and Cash Equivalents
Cash and Cash Equivalents at Beginning of Period
Cash and Cash Equivalents at End of Period